UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number: 811-03364
GREAT-WEST FUNDS, INC.
(Exact name of registrant as specified in charter)
8515 E. Orchard Road, Greenwood Village, Colorado 80111
(Address of principal executive offices)
Mary C. Maiers
Chief Financial Officer & Treasurer
Great-West Funds, Inc.
8515 E. Orchard Road
Greenwood Village, Colorado 80111
(Name and address of agent for service)
Registrant's telephone number, including area code: (866) 831-7129
Date of fiscal year end: December 31
Date of reporting period: June 30, 2017

Item 1. REPORTS TO STOCKHOLDERS
GREAT-WEST FUNDS, INC.
Great-West Bond Index Fund
(Institutional, Investor (formerly Initial Class) and Class L)
Semi-Annual Report
June 30, 2017
This report and the financial statements attached are submitted for general information and are not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. Nothing herein is to be considered an offer of the sale of shares of the Fund. Such offering is made only by the prospectus of the Fund, which includes details as to offering price and other information.

Summary of Investments by Ratings as of June 30, 2017
Rating	Percentage of Fund Investments
Aaa	69.47%
Aa1	0.89
Aa2	1.31
Aa3	0.79
A1	3.83
A2	2.33
A3	4.29
Baa1	4.25
Baa2	4.60
Baa3	3.30
Ba1	0.25
Ba2	0.13
Not Rated	0.88
Short Term Investments	3.68
Total	100.00%
Shareholder Expense Example
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2017 to June 30, 2017).
Actual Expenses
The first row of the table below provides information about actual account values and actual expenses. You may use the information in this row, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first row under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second row of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second row of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
	Beginning Account Value	Ending Account Value	Expenses Paid During Period*
	(01/01/17)	(06/30/17)	(01/01/17 – 06/30/17)
Institutional Class
Actual	$1,000.00	$1,021.50	$0.75
Hypothetical (5% return before expenses)	$1,000.00	$1,024.10	$0.75
Investor Class
Actual	$1,000.00	$1,020.90	$2.51
Hypothetical (5% return before expenses)	$1,000.00	$1,022.30	$2.51
Class L
Actual	$1,000.00	$1,018.90	$3.75
Hypothetical (5% return before expenses)	$1,000.00	$1,021.10	$3.76
* Expenses are equal to the Fund's annualized expense ratio of 0.15% for the Institutional Class, 0.50% for the Investor Class and 0.75% for the Class L shares, multiplied by the average account value over the period, multiplied by 181/365 days to reflect the one-half year period.
Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs, if applicable. If such fees or expenses were included, returns would be lower.

GREAT-WEST FUNDS, INC.
GREAT-WEST BOND INDEX FUND
Schedule of Investments
As of June 30, 2017 (Unaudited)
Principal Amount		Fair Value
ASSET-BACKED SECURITIES
Non-Agency — 0.40%
$1,000,000	Capital One Multi-Asset Execution Trust Series 2015-A2 Class A2 2.08%, 03/15/2023	$ 1,004,560
1,000,000	CarMax Auto Owner Trust Series 2015-2 Class A4 1.80%, 03/15/2021	1,000,625
1,000,000	Chase Issuance Trust Series 2016-A4 Class A 1.49%, 07/15/2022	988,225
1,000,000	Discover Card Execution Note Trust Series 2016-A1 Class A1 1.64%, 07/15/2021	999,855
573,885	Mercedes-Benz Auto Receivables Trust Series 2015-1 Class A3 1.34%, 12/16/2019	573,334
1,000,000	Nissan Auto Receivables Owner Trust Series 2015-B Class A3 1.34%, 03/16/2020	998,638
500,000	Toyota Auto Receivables Owner Trust Series 2016-A Class A4 1.47%, 09/15/2021	497,542
TOTAL ASSET-BACKED SECURITIES — 0.40% (Cost $6,078,060)		$ 6,062,779
CORPORATE BONDS AND NOTES
Basic Materials — 1.06%
1,500,000	Agrium Inc 4.13%, 03/15/2035	1,494,356
	CF Industries Inc(a)
675,000	3.40%, 12/01/2021	682,381
878,000	4.50%, 12/01/2026	902,812
	Eastman Chemical Co
1,000,000	3.80%, 03/15/2025	1,029,173
1,000,000	4.65%, 10/15/2044	1,059,452
1,000,000	EI du Pont de Nemours & Co 4.90%, 01/15/2041	1,118,148
1,000,000	Georgia-Pacific LLC(a) 2.54%, 11/15/2019	1,009,161
1,000,000	HB Fuller Co 4.00%, 02/15/2027	1,021,259
	International Paper Co
1,000,000	3.00%, 02/15/2027	962,509
1,000,000	4.40%, 08/15/2047	1,007,971
1,000,000	Lubrizol Corp 6.50%, 10/01/2034	1,319,309
1,110,000	Potash Corp of Saskatchewan Inc 6.50%, 05/15/2019	1,194,434
1,000,000	Reliance Steel & Aluminum Co 4.50%, 04/15/2023	1,056,189
	Sherwin-Williams Co
1,000,000	3.45%, 06/01/2027	1,007,124
Principal Amount		Fair Value
Basic Materials — (continued)
$1,000,000	4.50%, 06/01/2047	$ 1,049,359
		15,913,637
Communications — 2.08%
	21st Century Fox America Inc
1,000,000	8.50%, 02/23/2025	1,315,740
1,000,000	4.75%, 11/15/2046	1,068,735
	AT&T Inc
1,000,000	2.80%, 02/17/2021	1,010,523
2,000,000	4.25%, 03/01/2027	2,067,770
500,000	6.15%, 09/15/2034	571,792
1,500,000	5.35%, 09/01/2040	1,590,203
1,000,000	CBS Corp 3.70%, 08/15/2024	1,026,220
	Cisco Systems Inc
1,000,000	1.40%, 09/20/2019	993,164
1,000,000	2.20%, 09/20/2023	977,852
	Comcast Corp
1,000,000	4.25%, 01/15/2033	1,066,848
1,000,000	3.40%, 07/15/2046	912,030
2,000,000	Cox Communications Inc(a) 2.95%, 06/30/2023	1,950,438
	Deutsche Telekom International Finance BV
1,000,000	2.23%, 01/17/2020(a)	1,001,439
500,000	8.75%, 06/15/2030	741,626
1,000,000	Rogers Communications Inc 4.10%, 10/01/2023	1,060,558
1,098,000	Sky PLC(a) 9.50%, 11/15/2018	1,206,806
	Time Warner Cable Inc
500,000	6.75%, 07/01/2018	523,114
750,000	4.50%, 09/15/2042	714,543
	Time Warner Inc
1,000,000	4.75%, 03/29/2021	1,076,835
1,000,000	4.85%, 07/15/2045	1,029,395
	Verizon Communications Inc
1,000,000	4.15%, 03/15/2024	1,052,699
1,000,000	2.63%, 08/15/2026	922,124
1,890,000	4.27%, 01/15/2036	1,826,171
2,000,000	3.85%, 11/01/2042	1,746,170
1,000,000	Viacom Inc 3.88%, 04/01/2024	1,018,311
	Walt Disney Co
1,000,000	1.85%, 07/30/2026	910,331
1,000,000	4.13%, 12/01/2041	1,049,282
1,000,000	3.00%, 07/30/2046	875,681
		31,306,400
Consumer, Cyclical — 1.79%
2,000,000	American Honda Finance Corp 1.70%, 09/09/2021	1,959,270
1,000,000	BMW US Capital LLC(a) 2.80%, 04/11/2026	972,810
	Cintas Corp No 2
500,000	2.90%, 04/01/2022	507,760
1,000,000	3.70%, 04/01/2027	1,031,351

See Notes to Financial Statements.

Semi-Annual Report - June 30, 2017

GREAT-WEST FUNDS, INC.
GREAT-WEST BOND INDEX FUND
Schedule of Investments
As of June 30, 2017 (Unaudited)
Principal Amount		Fair Value
Consumer, Cyclical — (continued)
$1,500,000	Coach Inc 3.00%, 07/15/2022	$ 1,478,777
2,359,815	CVS Pass Through Trust 6.04%, 12/10/2028	2,662,184
1,000,000	Daimler Finance North America LLC(a) 2.25%, 09/03/2019	1,003,612
	Ford Motor Co
1,000,000	4.35%, 12/08/2026	1,029,862
1,500,000	5.29%, 12/08/2046	1,541,508
	General Motors Financial Co Inc
1,000,000	2.40%, 05/09/2019	1,002,712
1,000,000	3.70%, 05/09/2023	1,015,329
1,000,000	Harley-Davidson Financial Services Inc(a) 2.40%, 09/15/2019	1,005,124
2,000,000	Home Depot Inc(b) 1.80%, 06/05/2020	2,000,760
1,000,000	Johnson Controls Inc 3.63%, 07/02/2024	1,035,196
1,000,000	Lowe's Cos Inc 3.12%, 04/15/2022	1,033,966
500,000	Mattel Inc 4.35%, 10/01/2020	526,088
1,695,000	O'Reilly Automotive Inc 3.85%, 06/15/2023	1,770,088
1,000,000	PACCAR Inc 2.50%, 08/14/2020	1,007,846
1,000,000	Under Armour Inc 3.25%, 06/15/2026	937,098
805,549	US Airways 2013-1 Class A Pass Through Trust 3.95%, 11/15/2025	837,771
	Whirlpool Corp
529,000	4.85%, 06/15/2021	575,770
1,000,000	3.70%, 05/01/2025	1,034,922
1,000,000	Wyndham Worldwide Corp 4.15%, 04/01/2024	1,026,884
		26,996,688
Consumer, Non-Cyclical — 4.35%
	Abbott Laboratories
750,000	2.90%, 11/30/2021	757,136
1,000,000	3.75%, 11/30/2026	1,020,916
1,000,000	4.90%, 11/30/2046	1,105,209
	AbbVie Inc
500,000	2.50%, 05/14/2020	505,760
1,000,000	4.50%, 05/14/2035	1,055,765
500,000	4.70%, 05/14/2045	532,057
	Actavis Funding SCS
500,000	3.45%, 03/15/2022	515,354
500,000	4.55%, 03/15/2035	534,104
500,000	Aetna Inc 2.80%, 06/15/2023	499,064
500,000	Alberto-Culver LLC 5.15%, 06/01/2020	539,655
	Allergan Funding SCS
500,000	3.80%, 03/15/2025	517,219
500,000	4.75%, 03/15/2045	540,481
	Altria Group Inc
500,000	2.85%, 08/09/2022	507,741
Principal Amount		Fair Value
Consumer, Non-Cyclical — (continued)
$1,000,000	3.88%, 09/16/2046	$ 972,829
	Amgen Inc
1,100,000	2.25%, 08/19/2023	1,066,272
1,000,000	6.90%, 06/01/2038	1,326,898
	Anheuser-Busch InBev Finance Inc
1,500,000	3.65%, 02/01/2026	1,545,552
1,000,000	4.90%, 02/01/2046	1,130,232
580,000	Anheuser-Busch InBev Worldwide Inc(a) 4.44%, 10/06/2048	618,016
500,000	Anthem Inc 3.13%, 05/15/2022	509,259
	Becton Dickinson & Co
653,000	3.25%, 11/12/2020	668,542
1,000,000	4.67%, 06/06/2047	1,030,029
500,000	Biogen Inc 4.05%, 09/15/2025	527,942
1,000,000	Campbell Soup Co 3.30%, 03/19/2025	1,010,083
	Cardinal Health Inc
500,000	2.62%, 06/15/2022	500,405
2,000,000	3.41%, 06/15/2027	1,991,460
	Celgene Corp
860,000	2.13%, 08/15/2018	863,341
500,000	2.88%, 08/15/2020	511,248
1,000,000	Danone SA(a) 2.08%, 11/02/2021	986,434
1,000,000	Diageo Capital PLC 2.63%, 04/29/2023	1,008,653
1,000,000	Ecolab Inc 2.70%, 11/01/2026	964,579
1,000,000	Express Scripts Holding Co 4.80%, 07/15/2046	1,018,570
	Gilead Sciences Inc
1,000,000	2.50%, 09/01/2023	985,046
500,000	4.75%, 03/01/2046	548,268
1,000,000	Humana Inc 3.95%, 03/15/2027	1,042,265
750,000	Ingredion Inc 4.63%, 11/01/2020	803,818
	JM Smucker Co
1,098,000	2.50%, 03/15/2020	1,109,332
1,000,000	4.25%, 03/15/2035	1,042,302
200,000	Kraft Foods Group Inc 3.50%, 06/06/2022	207,059
	Kraft Heinz Foods Co
1,000,000	3.95%, 07/15/2025	1,031,329
1,000,000	4.38%, 06/01/2046	974,586
1,000,000	Kroger Co 1.50%, 09/30/2019	985,200
1,182,000	Laboratory Corp of America Holdings 2.63%, 02/01/2020	1,191,653
295,000	McCormick & Co Inc 3.90%, 07/15/2021	311,203
	Medtronic Inc
500,000	2.50%, 03/15/2020	507,210
500,000	3.50%, 03/15/2025	520,298
500,000	4.63%, 03/15/2045	563,526
1,000,000	Merck & Co Inc 2.75%, 02/10/2025	995,953

See Notes to Financial Statements.

Semi-Annual Report - June 30, 2017

GREAT-WEST FUNDS, INC.
GREAT-WEST BOND INDEX FUND
Schedule of Investments
As of June 30, 2017 (Unaudited)
Principal Amount		Fair Value
Consumer, Non-Cyclical — (continued)
$1,000,000	Molson Coors Brewing Co 4.20%, 07/15/2046	$ 981,407
	Moody's Corp
1,000,000	4.50%, 09/01/2022	1,080,811
1,000,000	3.25%, 01/15/2028(a)	985,401
	Mylan NV
500,000	3.15%, 06/15/2021	508,625
500,000	3.95%, 06/15/2026	506,669
	Novartis Capital Corp
500,000	4.40%, 04/24/2020	534,102
250,000	2.40%, 05/17/2022	251,940
1,000,000	PepsiCo Inc 3.45%, 10/06/2046	941,042
422,000	Perrigo Finance Unlimited Co 3.50%, 03/15/2021	435,922
1,000,000	Pfizer Inc 4.00%, 12/15/2036	1,057,727
500,000	Philip Morris International Inc 4.13%, 03/04/2043	505,056
1,000,000	Quest Diagnostics Inc 4.70%, 03/30/2045	1,052,714
1,000,000	Reckitt Benckiser Treasury Services PLC(a) 2.75%, 06/26/2024	990,348
1,700,000	Roche Holdings Inc(a)(b) 1.75%, 01/28/2022	1,656,721
1,000,000	S&P Global Inc 4.40%, 02/15/2026	1,075,137
	Shire Acquisitions Investments Ireland Designated Activity Co
1,000,000	2.40%, 09/23/2021	988,240
1,000,000	3.20%, 09/23/2026	977,957
	Smithfield Foods Inc(a)
400,000	2.70%, 01/31/2020	402,082
600,000	3.35%, 02/01/2022	603,057
1,000,000	4.25%, 02/01/2027	1,025,556
1,000,000	Sysco Corp 3.25%, 07/15/2027	983,821
	Teva Pharmaceutical Finance Co BV
1,000,000	3.15%, 10/01/2026(b)	949,778
1,000,000	4.10%, 10/01/2046	922,415
285,000	Thermo Fisher Scientific Inc 3.30%, 02/15/2022	294,823
	UnitedHealth Group Inc
1,000,000	2.13%, 03/15/2021	997,420
500,000	4.63%, 07/15/2035	562,584
500,000	3.95%, 10/15/2042	507,461
600,000	Universal Health Services Inc(a) 4.75%, 08/01/2022	620,250
	Zimmer Biomet Holdings Inc
1,250,000	2.70%, 04/01/2020	1,261,309
228,000	4.25%, 08/15/2035	224,028
	Zoetis Inc
1,000,000	3.45%, 11/13/2020	1,034,093
Principal Amount		Fair Value
Consumer, Non-Cyclical — (continued)
$ 900,000	4.70%, 02/01/2043	$ 978,967
		65,597,316
Energy — 2.98%
1,000,000	BG Energy Capital PLC(a) 4.00%, 10/15/2021	1,060,508
	BP Capital Markets PLC
1,000,000	2.11%, 09/16/2021(b)	991,043
1,000,000	3.81%, 02/10/2024	1,042,954
2,000,000	Cimarex Energy Co 3.90%, 05/15/2027	2,011,158
900,000	CNOOC Finance 2013 Ltd 3.00%, 05/09/2023	890,247
1,000,000	ConocoPhillips 5.90%, 10/15/2032	1,197,928
700,000	Ecopetrol SA 4.13%, 01/16/2025	686,000
664,000	Enterprise Products Operating LLC 4.85%, 08/15/2042	703,668
200,000	EOG Resources Inc 2.63%, 03/15/2023	197,376
500,000	EQT Corp 8.13%, 06/01/2019	551,761
1,000,000	EQT Midstream Partners LP 4.13%, 12/01/2026	1,009,119
1,000,000	Exxon Mobil Corp 2.22%, 03/01/2021	1,006,470
500,000	Florida Gas Transmission Co LLC(a) 5.45%, 07/15/2020	541,170
	Halliburton Co
1,000,000	3.50%, 08/01/2023	1,029,145
1,000,000	5.00%, 11/15/2045	1,065,422
1,000,000	Husky Energy Inc 4.00%, 04/15/2024	1,014,098
	Kinder Morgan Energy Partners LP
500,000	3.95%, 09/01/2022	516,539
500,000	4.70%, 11/01/2042	472,640
	Kinder Morgan Inc
400,000	3.05%, 12/01/2019	406,969
500,000	5.30%, 12/01/2034	515,332
1,000,000	Marathon Petroleum Corp 4.75%, 09/15/2044	951,297
500,000	Motiva Enterprises LLC(a) 5.75%, 01/15/2020	535,061
1,000,000	Noble Energy Inc 8.25%, 03/01/2019	1,096,984
500,000	Northwest Pipeline LLC 7.13%, 12/01/2025	600,713
1,000,000	Petro-Canada 6.80%, 05/15/2038	1,304,664
	Petroleos Mexicanos
1,000,000	5.50%, 01/21/2021	1,049,000
1,000,000	3.50%, 01/30/2023	958,500
500,000	6.50%, 03/13/2027(a)	537,125
600,000	6.63%, 06/15/2035	620,250
900,000	5.50%, 06/27/2044	795,600
1,000,000	Phillips 66 4.65%, 11/15/2034	1,053,658
1,000,000	Phillips 66 Partners LP 4.90%, 10/01/2046	987,556

See Notes to Financial Statements.

Semi-Annual Report - June 30, 2017

GREAT-WEST FUNDS, INC.
GREAT-WEST BOND INDEX FUND
Schedule of Investments
As of June 30, 2017 (Unaudited)
Principal Amount		Fair Value
Energy — (continued)
	Plains All American Pipeline LP / PAA Finance Corp
$1,000,000	3.60%, 11/01/2024	$ 971,996
500,000	4.30%, 01/31/2043	428,368
	Sabine Pass Liquefaction LLC
625,000	5.63%, 02/01/2021	680,369
1,000,000	4.20%, 03/15/2028(a)	1,010,423
2,000,000	Schlumberger Holdings Corp(a) 2.35%, 12/21/2018	2,011,898
	Shell International Finance BV
2,000,000	1.75%, 09/12/2021	1,962,330
750,000	3.63%, 08/21/2042	702,603
1,000,000	Southern Natural Gas Co LLC(a) 4.80%, 03/15/2047	1,059,740
1,000,000	Spectra Energy Partners LP(b) 3.38%, 10/15/2026	977,568
1,500,000	Statoil ASA 2.45%, 01/17/2023	1,485,790
1,000,000	Sunoco Logistics Partners LP 4.65%, 02/15/2022	1,058,776
750,000	Total Capital International SA 2.88%, 02/17/2022	763,950
1,690,000	TransCanada PipeLines Ltd 3.75%, 10/16/2023	1,772,847
1,000,000	Transcontinental Gas Pipe Line Co LLC 6.05%, 06/15/2018	1,036,890
	Valero Energy Corp
1,000,000	3.40%, 09/15/2026	978,341
500,000	7.50%, 04/15/2032	641,606
		44,943,450
Financial — 9.06%
1,000,000	AerCap Ireland Capital Ltd / AerCap Global Aviation Trust 3.95%, 02/01/2022	1,041,072
1,000,000	Air Lease Corp 3.38%, 06/01/2021	1,026,449
630,434	ALEX Alpha LLC 1.62%, 08/15/2024	615,794
1,000,000	Allstate Corp 3.15%, 06/15/2023	1,024,612
1,000,000	American Express Co 8.15%, 03/19/2038	1,493,147
	American Express Credit Corp
1,000,000	1.88%, 11/05/2018	1,001,582
1,000,000	2.25%, 08/15/2019	1,009,572
1,000,000	3.30%, 05/03/2027	996,997
	AvalonBay Communities Inc
476,000	2.95%, 05/11/2026(b)	463,959
2,000,000	3.35%, 05/15/2027	2,006,288
	Bank of America Corp
1,000,000	2.60%, 01/15/2019	1,009,448
1,000,000	2.63%, 04/19/2021	1,004,342
Principal Amount		Fair Value
Financial — (continued)
$1,000,000	3.30%, 01/11/2023	$ 1,019,569
1,000,000	3.95%, 04/21/2025	1,013,331
1,000,000	3.50%, 04/19/2026	1,003,506
500,000	6.11%, 01/29/2037	612,634
1,000,000	5.88%, 02/07/2042	1,254,744
	Bank of Montreal
1,000,000	1.50%, 07/18/2019	990,648
1,000,000	1.90%, 08/27/2021	981,359
	Bank of New York Mellon Corp
1,000,000	2.30%, 09/11/2019	1,009,898
2,000,000	3.65%, 02/04/2024	2,085,776
1,000,000	Bank of Nova Scotia 1.70%, 06/11/2018	1,001,311
500,000	Barclays PLC 3.65%, 03/16/2025	497,515
2,234,452	BGS CTL Pass Through Trust 6.36%, 06/15/2033	2,686,430
1,000,000	BlackRock Inc 3.20%, 03/15/2027	1,012,280
500,000	Boston Properties LP 3.70%, 11/15/2018	510,416
1,000,000	Brighthouse Financial Inc(a) 4.70%, 06/22/2047	983,138
1,770,930	Caledonia Generating LLC(a) 1.95%, 02/28/2022	1,744,730
1,000,000	Capital One Financial Corp 4.75%, 07/15/2021	1,078,817
1,000,000	Capital One NA 2.35%, 08/17/2018	1,004,045
	Citigroup Inc
1,000,000	2.05%, 06/07/2019	1,000,685
1,000,000	4.50%, 01/14/2022	1,075,197
1,000,000	3.40%, 05/01/2026	989,330
1,250,000	4.45%, 09/29/2027	1,300,165
500,000	6.63%, 01/15/2028	610,331
700,000	4.65%, 07/30/2045	762,254
1,000,000	Cooperatieve Centrale Raiffeisen-Boerenleenbank BA 3.88%, 02/08/2022	1,060,774
	Credit Suisse AG
1,000,000	2.30%, 05/28/2019	1,006,618
500,000	3.00%, 10/29/2021	509,470
500,000	3.63%, 09/09/2024	516,544
1,998,567	Durrah MSN 35603 1.68%, 01/22/2025	1,949,969
1,000,000	Fifth Third Bancorp 3.50%, 03/15/2022	1,032,714
2,000,000	Fifth Third Bank 1.63%, 09/27/2019	1,980,578
	Goldman Sachs Group Inc
1,000,000	2.75%, 09/15/2020	1,011,966
1,000,000	2.60%, 12/27/2020	1,005,260
1,000,000	3.00%, 04/26/2022	1,009,246
1,000,000	3.50%, 01/23/2025	1,010,950
600,000	6.75%, 10/01/2037	780,563
1,000,000	6.25%, 02/01/2041	1,307,874
4,000,000	Grain Spectrum Funding LLC(a) 4.00%, 10/10/2018	3,997,926

See Notes to Financial Statements.

Semi-Annual Report - June 30, 2017

GREAT-WEST FUNDS, INC.
GREAT-WEST BOND INDEX FUND
Schedule of Investments
As of June 30, 2017 (Unaudited)
Principal Amount		Fair Value
Financial — (continued)
$ 500,000	HCP Inc 5.38%, 02/01/2021	$ 545,649
500,000	Health Care REIT Inc 4.00%, 06/01/2025	517,026
1,000,000	Healthcare Trust of America Holdings LP 3.75%, 07/01/2027	988,564
1,000,000	Hospitality Properties Trust 4.50%, 06/15/2023	1,047,881
500,000	HSBC Finance Corp 6.68%, 01/15/2021	563,437
	HSBC Holdings PLC
1,000,000	3.40%, 03/08/2021	1,027,708
400,000	4.25%, 03/14/2024	413,837
500,000	3.90%, 05/25/2026	516,153
750,000	6.50%, 09/15/2037	970,860
	International Finance Corp
1,250,000	1.75%, 09/04/2018	1,254,627
1,500,000	1.75%, 09/16/2019	1,506,474
1,500,000	1.13%, 07/20/2021	1,453,860
1,000,000	Invesco Finance PLC 3.75%, 01/15/2026	1,036,902
	JPMorgan Chase & Co
1,500,000	2.35%, 01/28/2019	1,511,470
1,000,000	2.75%, 06/23/2020	1,016,914
1,000,000	4.35%, 08/15/2021	1,070,253
1,500,000	2.70%, 05/18/2023	1,483,353
600,000	3.88%, 09/10/2024	619,097
1,000,000	2.95%, 10/01/2026	965,203
1,000,000	3.63%, 12/01/2027	989,875
1,000,000	5.50%, 10/15/2040	1,222,317
	KFW
1,000,000	1.88%, 04/01/2019	1,005,882
2,000,000	1.50%, 04/20/2020	1,988,040
500,000	2.75%, 09/08/2020	514,893
2,000,000	2.00%, 10/04/2022	1,988,520
500,000	Kilroy Realty LP 3.80%, 01/15/2023	515,256
500,000	Kimco Realty Corp 2.70%, 03/01/2024	477,249
1,000,000	Kreditanstalt fuer Wiederaufbau 1.13%, 08/06/2018	996,743
1,000,000	Legg Mason Inc 2.70%, 07/15/2019	1,008,448
1,000,000	Markel Corp 3.63%, 03/30/2023	1,030,969
1,000,000	Marsh & McLennan Cos Inc 2.75%, 01/30/2022	1,009,662
695,000	Massachusetts Mutual Life Insurance Co(a) 8.88%, 06/01/2039	1,140,007
2,000,000	Metropolitan Life Global Funding I(a) 1.35%, 09/14/2018	1,992,694
	Morgan Stanley
500,000	5.63%, 09/23/2019	537,181
1,000,000	5.50%, 07/28/2021	1,108,753
1,000,000	3.70%, 10/23/2024	1,026,345
1,500,000	3.13%, 07/27/2026	1,458,522
1,000,000	4.35%, 09/08/2026	1,039,742
1,000,000	4.30%, 01/27/2045	1,035,603
Principal Amount		Fair Value
Financial — (continued)
$1,000,000	MUFG Americas Holdings Corp 2.25%, 02/10/2020	$ 1,000,560
1,000,000	National Australia Bank Ltd(a) 2.40%, 12/09/2019	1,006,410
1,000,000	New York Life Global Funding(a) 1.55%, 11/02/2018	998,297
500,000	New York Life Insurance Co(a) 6.75%, 11/15/2039	703,134
1,000,000	Pacific LifeCorp(a) 6.00%, 02/10/2020	1,083,691
750,000	PNC Bank NA 2.00%, 05/19/2020	748,784
	PNC Financial Services Group Inc
1,000,000	1.85%, 07/20/2018	1,001,150
1,000,000	2.60%, 07/21/2020	1,014,076
500,000	Prologis LP 4.25%, 08/15/2023	539,692
500,000	Protective Life Corp 8.45%, 10/15/2039	742,323
	Royal Bank of Canada
1,000,000	2.15%, 03/15/2019	1,006,879
3,000,000	2.50%, 01/19/2021	3,020,175
1,942,343	Santa Rosa Leasing LLC 1.47%, 11/03/2024	1,882,014
2,000,000	Simon Property Group LP 2.35%, 01/30/2022	1,981,596
1,000,000	State Street Corp 2.55%, 08/18/2020	1,018,696
250,000	Susa Partnership LP 7.50%, 12/01/2027	330,482
44,000	Teachers Insurance & Annuity Association of America(a) 6.85%, 12/16/2039	60,319
	Toronto-Dominion Bank
2,000,000	2.13%, 07/02/2019	2,009,878
1,000,000	1.80%, 07/13/2021	979,523
500,000	Travelers Cos Inc 6.25%, 06/15/2037	667,305
1,294,946	Union 13 Leasing LLC 1.68%, 12/19/2024	1,262,931
	US Bancorp
1,250,000	2.35%, 01/29/2021	1,256,080
1,000,000	3.00%, 03/15/2022	1,026,229
1,000,000	3.10%, 04/27/2026	988,487
2,000,000	US Bank NA 2.00%, 01/24/2020	2,008,484
500,000	Ventas Realty LP 3.25%, 10/15/2026	480,587
1,000,000	Visa Inc 2.80%, 12/14/2022	1,018,012
	Wells Fargo & Co
1,000,000	2.13%, 04/22/2019	1,005,376
1,500,000	3.00%, 01/22/2021	1,531,633
1,500,000	3.55%, 09/29/2025	1,525,189
1,500,000	3.00%, 04/22/2026	1,465,129
750,000	4.30%, 07/22/2027	786,480
500,000	5.38%, 02/07/2035	597,715
1,000,000	3.90%, 05/01/2045	1,001,878

See Notes to Financial Statements.

Semi-Annual Report - June 30, 2017

GREAT-WEST FUNDS, INC.
GREAT-WEST BOND INDEX FUND
Schedule of Investments
As of June 30, 2017 (Unaudited)
Principal Amount		Fair Value
Financial — (continued)
$1,000,000	4.40%, 06/14/2046	$ 1,013,864
		136,460,850
Industrial — 2.12%
1,000,000	Amphenol Corp 4.00%, 02/01/2022	1,059,335
499,000	Burlington Northern & Santa Fe Railway Co 2005-4 Pass Through Trust 4.97%, 04/01/2023	533,193
	Burlington Northern Santa Fe LLC
460,000	3.05%, 03/15/2022	475,018
500,000	5.15%, 09/01/2043	599,333
	Canadian National Railway Co
1,000,000	2.85%, 12/15/2021	1,021,759
720,000	2.25%, 11/15/2022	709,958
1,000,000	3.50%, 11/15/2042	946,002
1,000,000	Caterpillar Financial Services Corp 1.70%, 08/09/2021	977,484
1,000,000	Caterpillar Inc 5.20%, 05/27/2041	1,205,132
1,000,000	Cummins Inc 4.88%, 10/01/2043	1,131,029
278,121	Federal Express Corp 1998 Pass Through Trust 6.85%, 01/15/2019	291,332
1,000,000	FedEx Corp 3.90%, 02/01/2035	993,685
500,000	FLIR Systems Inc 3.13%, 06/15/2021	503,936
	General Electric Co
1,000,000	2.70%, 10/09/2022	1,017,009
1,000,000	4.13%, 10/09/2042	1,053,876
1,000,000	Hexcel Corp 3.95%, 02/15/2027	1,024,127
1,000,000	Molex Electronic Technologies LLC(a) 2.88%, 04/15/2020	1,007,130
1,000,000	Parker-Hannifin Corp 4.20%, 11/21/2034	1,065,165
1,000,000	PerkinElmer Inc 5.00%, 11/15/2021	1,080,470
1,000,000	Rockwell Automation Inc 2.88%, 03/01/2025	994,238
	Rockwell Collins Inc
1,000,000	3.20%, 03/15/2024	1,013,397
1,000,000	4.35%, 04/15/2047	1,047,561
1,345,000	Rolls-Royce PLC(a) 2.38%, 10/14/2020	1,345,952
1,000,000	Roper Technologies Inc 2.80%, 12/15/2021	1,008,410
	Siemens Financieringsmaatschappij NV(a)
1,000,000	1.30%, 09/13/2019	987,711
1,000,000	4.40%, 05/27/2045	1,085,119
1,000,000	Smiths Group PLC(a) 3.63%, 10/12/2022	1,011,904
1,500,000	Textron Inc 4.30%, 03/01/2024	1,592,979
Principal Amount		Fair Value
Industrial — (continued)
$1,000,000	Trimble Navigation Ltd 4.75%, 12/01/2024	$ 1,067,899
319,000	Tyco Electronics Group SA 2.38%, 12/17/2018	321,029
827,600	Union Pacific Railroad Co 2006 Pass Through Trust 5.87%, 07/02/2030	943,034
354,697	Union Pacific Railroad Co 2007-3 Pass Through Trust 6.18%, 01/02/2031	407,257
500,000	United Parcel Service Inc 2.40%, 11/15/2026	482,949
1,000,000	United Technologies Corp 3.75%, 11/01/2046	980,693
1,000,000	Waste Management Inc 2.40%, 05/15/2023	986,680
		31,971,785
Technology — 1.48%
1,000,000	Activision Blizzard Inc 3.40%, 09/15/2026	1,002,810
	Apple Inc
2,000,000	1.55%, 08/04/2021	1,953,754
1,000,000	3.25%, 02/23/2026	1,018,005
1,000,000	3.85%, 05/04/2043	1,001,159
1,000,000	Applied Materials Inc 3.30%, 04/01/2027	1,016,363
	Diamond 1 Finance Corp / Diamond 2 Finance Corp(a)
500,000	3.48%, 06/01/2019	511,708
500,000	6.02%, 06/15/2026	550,804
500,000	8.10%, 07/15/2036	629,032
1,410,000	Fidelity National Information Services Inc 2.25%, 08/15/2021	1,394,689
	Intel Corp
1,000,000	2.45%, 07/29/2020	1,016,806
1,000,000	4.10%, 05/19/2046	1,037,980
1,000,000	International Business Machines Corp 4.00%, 06/20/2042	1,000,099
	Microsoft Corp
1,000,000	1.10%, 08/08/2019	988,190
2,000,000	3.45%, 08/08/2036	2,003,658
1,000,000	4.45%, 11/03/2045	1,114,297
	Oracle Corp
1,000,000	1.90%, 09/15/2021	991,107
1,000,000	3.40%, 07/08/2024	1,041,422
1,000,000	4.30%, 07/08/2034	1,086,158
	QUALCOMM Inc
1,000,000	2.25%, 05/20/2020	1,009,409
2,000,000	2.90%, 05/20/2024	1,995,388
		22,362,838
Utilities — 1.44%
1,000,000	Basin Electric Power Cooperative(a) 4.75%, 04/26/2047	1,034,423

See Notes to Financial Statements.

Semi-Annual Report - June 30, 2017

GREAT-WEST FUNDS, INC.
GREAT-WEST BOND INDEX FUND
Schedule of Investments
As of June 30, 2017 (Unaudited)
Principal Amount		Fair Value
Utilities — (continued)
$1,000,000	CenterPoint Energy Houston Electric LLC 1.85%, 06/01/2021	$ 986,521
1,000,000	Connecticut Light & Power Co 4.15%, 06/01/2045	1,059,450
1,000,000	Duke Energy Carolinas LLC 3.75%, 06/01/2045	996,192
1,000,000	Duke Energy Florida Inc 5.65%, 04/01/2040	1,254,981
813,171	Elm Road Generating Station Supercritical LLC(a) 4.67%, 01/19/2031	838,684
1,000,000	Entergy Louisiana LLC 3.30%, 12/01/2022	1,021,847
1,000,000	Florida Power & Light Co 3.13%, 12/01/2025	1,019,927
500,000	Jersey Central Power & Light Co 6.15%, 06/01/2037	600,838
500,000	Kansas Gas & Electric Co(a) 6.70%, 06/15/2019	543,261
500,000	Louisville Gas & Electric Co 5.13%, 11/15/2040	584,344
1,000,000	Northern States Power Co 4.00%, 08/15/2045	1,038,740
1,000,000	Oklahoma Gas & Electric Co 4.15%, 04/01/2047	1,044,716
2,000,000	PECO Energy Co 1.70%, 09/15/2021	1,959,364
500,000	Pennsylvania Electric Co 5.20%, 04/01/2020	528,194
	Public Service Electric & Gas Co
1,100,000	2.38%, 05/15/2023	1,091,149
1,000,000	4.05%, 05/01/2045	1,037,455
1,000,000	4.15%, 11/01/2045	1,054,254
500,000	Southwestern Electric Power Co 6.45%, 01/15/2019	532,264
1,000,000	Texas-New Mexico Power Co(a) 9.50%, 04/01/2019	1,123,331
500,000	Union Electric Co 8.45%, 03/15/2039	803,529
1,500,000	Virginia Electric & Power Co 3.50%, 03/15/2027	1,542,534
		21,695,998
TOTAL CORPORATE BONDS AND NOTES — 26.36% (Cost $390,821,742)		$ 397,248,962
FOREIGN GOVERNMENT BONDS AND NOTES
1,000,000	Canada Government International Bond 1.63%, 02/27/2019	1,003,295
	Colombia Government International Bond
400,000	7.38%, 03/18/2019	435,600
500,000	4.38%, 07/12/2021	532,000
1,250,000	4.00%, 02/26/2024	1,297,500
Principal Amount		Fair Value
Foreign Government Bonds and Notes — (continued)
$ 750,000	5.00%, 06/15/2045	$ 754,500
	European Investment Bank
1,000,000	1.00%, 06/15/2018	996,286
1,000,000	1.75%, 06/17/2019	1,003,281
1,000,000	2.88%, 09/15/2020	1,032,345
1,000,000	2.13%, 10/15/2021	1,004,840
1,000,000	Hungary Government International Bond 6.38%, 03/29/2021	1,124,500
	Inter-American Development Bank
1,250,000	1.75%, 08/24/2018	1,254,380
1,500,000	1.75%, 10/15/2019	1,503,051
1,000,000	1.88%, 06/16/2020	1,002,842
1,500,000	1.75%, 04/14/2022	1,479,375
	International Bank for Reconstruction & Development
1,000,000	0.88%, 07/19/2018	994,568
1,000,000	0.88%, 08/15/2019	985,799
1,000,000	2.13%, 11/01/2020	1,008,895
1,000,000	1.63%, 02/10/2022	984,622
1,000,000	7.63%, 01/19/2023	1,281,620
1,000,000	Israel Government AID Bond 5.50%, 12/04/2023	1,188,495
	Japan Bank for International Cooperation
1,500,000	2.25%, 02/24/2020	1,506,382
750,000	2.25%, 11/04/2026	715,814
	Mexico Government International Bond
1,000,000	3.50%, 01/21/2021(b)	1,040,500
1,000,000	3.60%, 01/30/2025	1,012,000
500,000	6.75%, 09/27/2034(b)	637,885
1,000,000	4.60%, 01/23/2046	976,550
500,000	Panama Government International Bond 3.88%, 03/17/2028	512,500
800,000	Peruvian Government International Bond(b) 4.13%, 08/25/2027	870,000
	Philippine Government International Bond
1,000,000	5.50%, 03/30/2026	1,201,280
600,000	6.38%, 10/23/2034	805,429
500,000	3.70%, 03/01/2041	505,277
2,000,000	Province of Alberta(a) 2.05%, 08/17/2026	1,876,582
	Province of British Columbia Canada
1,000,000	2.65%, 09/22/2021(b)	1,025,803
2,000,000	2.25%, 06/02/2026	1,937,032
1,000,000	7.25%, 09/01/2036	1,546,006
2,000,000	Province of Manitoba Canada(b) 2.13%, 06/22/2026	1,897,702
	Province of Ontario Canada
500,000	1.65%, 09/27/2019	498,565
1,000,000	4.40%, 04/14/2020	1,066,429
2,000,000	3.20%, 05/16/2024	2,084,682

See Notes to Financial Statements.

Semi-Annual Report - June 30, 2017

GREAT-WEST FUNDS, INC.
GREAT-WEST BOND INDEX FUND
Schedule of Investments
As of June 30, 2017 (Unaudited)
Principal Amount		Fair Value
Foreign Government Bonds and Notes — (continued)
$1,500,000	Republic of Poland Government International Bond 5.00%, 03/23/2022	$ 1,665,000
600,000	Republic of South Africa Government International Bond 4.30%, 10/12/2028	560,482
TOTAL FOREIGN GOVERNMENT BONDS AND NOTES — 2.97% (Cost $44,530,608)		$ 44,809,694
MORTGAGE-BACKED SECURITIES
Non-Agency — 1.09%
1,000,000	CSAIL Commercial Mortgage Trust Series 2017-C8 Class A1 1.93%, 06/15/2050	997,595
1,000,000	CSMC Trust(a) Series 2015-GLPB Class A 3.64%, 11/15/2034	1,049,493
1,000,000	GS Mortgage Securities Trust Series 2017-GS5 Class A2 3.22%, 03/10/2050	1,034,002
	JP Morgan Commercial Mortgage Securities Trust
	Series 2014-5 Class A1
1,310,270	3.00%, 10/25/2029(a)(c)	1,322,452
	Series 2014-C19 Class A4
2,500,000	4.00%, 04/15/2047	2,660,092
	Series 2017-JP5 Class A5
1,000,000	3.72%, 03/15/2050	1,047,116
500,000	Madison Avenue Trust(a) Series 2013-650M Class A 3.84%, 10/12/2032	523,608
1,000,000	Morgan Stanley Bank of America Merrill Lynch Trust Series 2014-C14 Class A2 2.92%, 02/15/2047	1,015,156
	Wells Fargo Commercial Mortgage Trust
	Series 2016-BNK1 Class ASB
500,000	2.51%, 08/15/2049	492,495
	Series 2016-BNK1 Class A3
1,620,000	2.65%, 08/15/2049	1,560,177
	Series 2015-LC22 Class A4
3,900,000	3.84%, 09/15/2058	4,112,124
Principal Amount		Fair Value
Non-Agency — (continued)
$ 635,000	WFRBS Commercial Mortgage Trust Series 2013-C11 Class A3 2.70%, 03/15/2045	$ 639,462
		16,453,772
U.S. Government Agency — 28.77%
	Federal Home Loan Mortgage Corp
4,673	5.00%, 12/01/2017	4,792
5,724	5.50%, 02/01/2018	5,772
6,003	5.00%, 04/01/2018	6,155
13,421	5.00%, 08/01/2018	13,761
10,900	5.00%, 09/01/2018	11,176
81,586	4.50%, 04/01/2020	83,721
28,309	5.00%, 12/01/2020	29,572
48,232	4.00%, 01/01/2021	49,938
34,648	5.00%, 04/01/2021	36,161
15,433	5.00%, 05/01/2021	15,967
23,069	5.50%, 05/01/2021	24,183
50,917	5.50%, 06/01/2022	53,801
806,690	2.50%, 11/01/2022	818,472
12,454	5.00%, 03/01/2023	13,314
201,194	5.00%, 09/01/2024	220,641
252,718	4.50%, 10/01/2024	267,981
92,666	4.00%, 02/01/2025	97,226
922,328	4.00%, 05/01/2026	963,498
299,672	3.50%, 08/01/2026	313,573
1,897,789	3.00%, 01/01/2027	1,950,107
14,283	7.50%, 05/01/2027	16,385
2,531,628	3.00%, 02/01/2029	2,601,430
15,006	6.50%, 04/01/2029	16,598
2,458,669	3.00%, 07/01/2029	2,530,244
2,289,235	2.50%, 02/01/2030	2,303,946
527,332	3.50%, 03/01/2030	550,426
933,249	3.00%, 05/01/2030	958,976
2,564	7.50%, 08/01/2030	3,076
5,031,909	2.50%, 12/01/2031	5,062,282
1,489,172	2.50%, 02/01/2032	1,498,161
588,085	3.50%, 04/01/2032	613,863
163,635	6.50%, 11/01/2032	180,996
164,601	5.50%, 06/01/2033	184,032
70,818	4.50%, 08/01/2033	76,144
28,756	5.00%, 02/01/2034	31,560
984,185	4.00%, 06/01/2034	1,045,892
32,604	5.00%, 07/01/2034	35,583
144,222	5.00%, 09/01/2035	158,864
37,200	6.00%, 03/01/2036	42,120
25,029	6.00%, 04/01/2036	28,340
153,924	5.00%, 06/01/2036	168,494
2,856,180	3.00%, 09/01/2036	2,900,824
1,014,998	6.50%, 10/01/2036	1,123,747
287,257	5.50%, 10/01/2037	321,506
27,039	5.50%, 11/01/2037	29,897
64,791	5.50%, 12/01/2037	71,626
267,640	5.00%, 12/01/2039	295,266
674,732	5.00%, 02/01/2040	744,525
493,982	5.00%, 05/01/2040	541,948

See Notes to Financial Statements.

Semi-Annual Report - June 30, 2017

GREAT-WEST FUNDS, INC.
GREAT-WEST BOND INDEX FUND
Schedule of Investments
As of June 30, 2017 (Unaudited)
Principal Amount		Fair Value
U.S. Government Agency — (continued)
$ 183,130	4.50%, 07/01/2040	$ 196,814
308,061	5.00%, 08/01/2040	336,645
469,919	4.00%, 10/01/2040	496,131
506,088	4.00%, 11/01/2040	535,099
1,195,546	4.00%, 01/01/2041	1,262,232
2,155,762	4.00%, 02/01/2041	2,288,461
392,121	4.00%, 04/01/2041	413,993
550,347	4.50%, 07/01/2041	591,222
1,127,044	3.50%, 11/01/2041	1,162,245
929,153	3.50%, 02/01/2042	958,483
1,168,479	3.50%, 03/01/2042	1,205,215
718,673	4.00%, 03/01/2042	758,812
771,090	3.50%, 07/01/2042	795,432
1,300,951	3.50%, 08/01/2042	1,342,021
602,584	3.00%, 09/01/2042	598,660
1,096,321	3.50%, 11/01/2042	1,130,932
686,929	3.50%, 03/01/2043	708,612
904,407	3.50%, 05/01/2043	932,838
2,992,764	3.00%, 09/01/2043	3,003,084
574,511	4.00%, 10/01/2043	607,238
1,692,906	4.00%, 11/01/2043	1,798,338
512,684	4.50%, 11/01/2043	550,726
1,189,142	4.00%, 01/01/2044	1,252,904
1,403,684	4.00%, 09/01/2044	1,477,152
2,149,591	4.00%, 10/01/2044	2,275,539
3,071,025	4.50%, 10/01/2044	3,287,815
2,095,309	3.50%, 11/01/2044	2,156,363
3,630,083	3.00%, 04/01/2045	3,624,017
1,848,535	4.00%, 04/01/2045	1,945,286
1,451,645	3.00%, 06/01/2045	1,449,219
2,006,369	3.00%, 08/01/2045	2,008,786
1,723,084	3.50%, 10/01/2045	1,771,063
3,137,774	4.50%, 10/01/2045	3,359,276
1,347,443	3.50%, 12/01/2045	1,384,963
897,070	4.00%, 12/01/2045	944,022
3,116,979	3.50%, 04/01/2046	3,206,544
4,266,215	3.00%, 10/01/2046	4,259,087
7,230,609	3.00%, 11/01/2046	7,224,841
5,894,320	3.00%, 02/01/2047	5,884,471
747,194	2.50%, 03/01/2047	720,593
3,657,322	4.50%, 03/01/2047	3,916,642
3,711,950	4.00%, 05/01/2047	3,906,231
	Federal Home Loan Mortgage Corp Multifamily Structured Pass Through Certificates
	Series K714 Class A2
1,100,000	3.03%, 10/25/2020(c)	1,134,979
	Series K025 Class A2
1,000,000	2.68%, 10/25/2022	1,018,300
	Series K036 Class A1
1,825,527	2.78%, 04/25/2023	1,860,926
	Series K052 Class A2
1,000,000	3.15%, 11/25/2025	1,032,550
	Series K061 Class A1
742,373	3.01%, 08/25/2026	762,143
	Series K061 Class A2
750,000	3.35%, 11/25/2026	779,649
Principal Amount		Fair Value
U.S. Government Agency — (continued)
	Federal National Mortgage Association
$ 4,474	5.00%, 06/01/2018	$ 4,576
26,645	4.00%, 04/01/2019	27,581
11,725	5.00%, 10/01/2020	12,168
11,550	8.00%, 11/01/2022	12,382
314,224	4.50%, 05/01/2024	330,872
124,799	4.00%, 02/01/2025	130,865
1,601,151	3.50%, 12/01/2025	1,666,799
470,997	4.00%, 01/01/2026	495,817
680,751	3.50%, 02/01/2026	708,662
635,300	3.00%, 12/01/2026	653,727
1,291,753	3.00%, 02/01/2027	1,329,313
927,324	3.00%, 03/01/2027	954,271
1,643,054	3.00%, 04/01/2027	1,690,776
1,432,708	2.50%, 09/01/2027	1,446,082
1,933,154	2.50%, 02/01/2028	1,955,711
2,840,415	2.50%, 06/01/2028	2,872,616
72,280	6.00%, 01/01/2029	81,285
899,313	3.00%, 03/01/2029	924,178
484,853	3.50%, 09/01/2029	506,058
422,095	2.50%, 02/01/2030	425,715
383,829	2.50%, 06/01/2030	387,115
528,480	4.00%, 09/01/2030	560,353
1,630,458	3.00%, 10/01/2030	1,674,336
134,448	8.00%, 10/01/2030	152,626
1,369,089	3.50%, 01/01/2031	1,417,225
1,779,402	3.00%, 02/01/2031	1,828,346
1,451,596	4.50%, 08/01/2031	1,561,061
4,417,077	2.50%, 09/01/2031	4,442,221
477,696	3.50%, 01/01/2032	498,763
1,936,157	3.50%, 02/01/2032	2,020,394
81,620	6.50%, 06/01/2032	90,988
56,634	7.00%, 07/01/2032	66,528
124,537	6.50%, 08/01/2032	139,177
1,531,993	3.00%, 02/01/2033	1,567,980
603,220	5.50%, 03/01/2033	673,067
91,126	5.50%, 05/01/2033	102,640
961,977	3.00%, 08/01/2033	984,518
82,074	5.00%, 09/01/2033	90,029
58,271	5.50%, 01/01/2034	64,746
561,637	4.00%, 02/01/2034	595,872
376,774	5.50%, 03/01/2034	424,326
319,399	5.50%, 05/01/2034	357,886
91,787	5.50%, 02/01/2035	102,808
188,657	6.00%, 02/01/2035	215,331
1,048,871	3.00%, 03/01/2035	1,069,286
1,026,990	5.00%, 05/01/2035	1,127,298
21,008	5.00%, 07/01/2035	23,050
191,887	5.00%, 09/01/2035	210,156
227,619	5.00%, 10/01/2035	249,849
118,338	6.00%, 10/01/2035	135,103
186,034	5.50%, 11/01/2035	208,555
25,279	6.00%, 11/01/2035	28,428
56,977	6.00%, 12/01/2035	64,463
72,276	5.50%, 04/01/2036	80,773
275,391	6.00%, 04/01/2036	311,473
675,357	6.00%, 06/01/2036	767,002
19,339	6.50%, 08/01/2036	22,127

See Notes to Financial Statements.

Semi-Annual Report - June 30, 2017

GREAT-WEST FUNDS, INC.
GREAT-WEST BOND INDEX FUND
Schedule of Investments
As of June 30, 2017 (Unaudited)
Principal Amount		Fair Value
U.S. Government Agency — (continued)
$ 171,486	5.50%, 10/01/2036	$ 192,092
128,831	5.50%, 11/01/2036	143,948
1,496,027	6.00%, 12/01/2036	1,704,748
2,903,195	3.00%, 01/01/2037	2,948,113
99,411	5.00%, 07/01/2037	109,039
553,769	5.50%, 08/01/2037	620,135
874,339	5.50%, 01/01/2038	970,606
418,128	6.00%, 03/01/2038	475,125
208,959	5.50%, 07/01/2038	233,864
115,569	6.00%, 05/01/2039	131,418
980,742	4.50%, 08/01/2039	1,064,054
1,084,134	5.00%, 08/01/2039	1,196,755
830,669	5.00%, 12/01/2039	923,190
640,546	4.50%, 03/01/2040	694,381
678,585	5.00%, 06/01/2040	749,748
4,164,032	4.50%, 08/01/2040	4,502,404
1,056,173	4.50%, 09/01/2040	1,142,648
296,649	4.50%, 11/01/2040	320,601
450,103	5.00%, 11/01/2040	495,156
324,167	5.00%, 01/01/2041	358,352
2,844,976	4.00%, 02/01/2041	3,009,789
3,297,655	4.50%, 03/01/2041	3,565,050
4,491,793	5.00%, 05/01/2041	4,913,578
835,679	4.00%, 09/01/2041	881,611
523,842	4.50%, 10/01/2041	567,489
1,985,160	3.50%, 12/01/2041	2,047,798
1,993,353	4.00%, 01/01/2042	2,102,879
1,231,803	3.50%, 02/01/2042	1,270,634
517,053	3.50%, 08/01/2042	533,118
6,429,208	3.00%, 09/01/2042	6,455,072
1,121,426	3.50%, 09/01/2042	1,140,192
1,807,035	3.50%, 11/01/2042	1,864,182
4,002,859	3.00%, 12/01/2042	4,018,949
2,191,337	3.00%, 02/01/2043	2,200,112
4,256,221	3.00%, 03/01/2043	4,254,161
1,096,495	3.00%, 04/01/2043	1,100,799
4,320,790	3.50%, 05/01/2043	4,455,060
162,652	4.00%, 06/01/2043	171,423
534,664	4.00%, 07/01/2043	567,021
3,532,215	3.00%, 08/01/2043	3,545,541
1,242,754	3.50%, 08/01/2043	1,281,938
704,046	3.00%, 09/01/2043	706,874
483,566	3.50%, 09/01/2043	491,693
582,039	4.00%, 09/01/2043	617,263
2,261,009	4.00%, 10/01/2043	2,398,432
1,811,974	4.00%, 12/01/2043	1,922,425
1,651,482	5.00%, 01/01/2044	1,804,947
2,404,616	3.00%, 02/01/2044	2,413,670
1,829,388	3.50%, 06/01/2044	1,888,728
1,402,163	3.50%, 08/01/2044	1,447,618
2,151,487	4.00%, 08/01/2044	2,288,040
3,011,528	3.50%, 10/01/2044	3,109,094
2,094,212	4.00%, 11/01/2044	2,217,234
661,291	4.00%, 12/01/2044	695,530
1,219,657	3.50%, 02/01/2045	1,259,117
1,450,079	3.50%, 04/01/2045	1,489,808
1,245,977	3.50%, 05/01/2045	1,286,287
805,853	4.00%, 06/01/2045	851,097
868,242	3.50%, 11/01/2045	892,029
Principal Amount		Fair Value
U.S. Government Agency — (continued)
$ 1,182,614	4.00%, 11/01/2045	$ 1,243,544
10,086,510	3.50%, 12/01/2045	10,362,854
7,191,541	3.50%, 01/01/2046	7,388,570
965,633	4.00%, 01/01/2046	1,015,384
6,410,722	3.50%, 02/01/2046	6,586,359
2,961,132	3.50%, 03/01/2046	3,042,260
1,209,591	4.00%, 03/01/2046	1,271,911
4,662,978	3.00%, 06/01/2046	4,658,979
1,491,286	3.00%, 07/01/2046	1,490,007
14,265,300	3.50%, 07/01/2046	14,656,133
6,219,245	4.00%, 07/01/2046	6,539,674
1,240,544	2.50%, 10/01/2046	1,195,991
5,602,335	3.00%, 10/01/2046	5,606,024
3,722,617	4.00%, 10/01/2046	3,914,415
2,182,778	3.00%, 11/01/2046	2,180,906
3,000,000	3.00%, 12/01/2046	2,997,427
3,137,706	3.50%, 01/01/2047	3,223,671
2,951,266	3.50%, 02/01/2047	3,032,123
3,430,418	4.00%, 03/01/2047	3,607,161
1,750,924	4.00%, 04/01/2047	1,841,135
3,500,000	4.00%, 06/01/2047	3,680,328
	Federal National Mortgage Association Alternative Credit Enhancement Security
	Series 2015-M15 Class AB1
1,853,434	2.38%, 10/25/2025	1,848,598
	Series 2016-M9 Class A1
1,459,248	2.00%, 06/25/2026	1,430,978
	Government National Mortgage Association
16,927	5.00%, 09/15/2018	17,213
1,529	9.00%, 04/15/2021	1,535
13,107	7.00%, 07/15/2025	14,496
12,309	7.50%, 12/15/2025	13,401
208,866	3.50%, 02/15/2026	218,183
163,733	4.00%, 04/20/2026	172,301
2,034,408	2.50%, 04/15/2027	2,070,075
1,219,298	3.00%, 06/20/2027	1,260,166
2,033,845	2.50%, 11/20/2030	2,065,538
328,419	5.00%, 11/15/2033	361,045
62,460	5.50%, 12/15/2035	70,303
80,183	5.00%, 12/20/2035	88,210
150,034	6.00%, 01/20/2036	170,228
180,555	5.50%, 02/20/2036	200,255
74,269	5.50%, 04/15/2037	83,418
1,099,864	5.00%, 06/15/2039	1,219,836
707,716	4.50%, 01/20/2040	763,136
1,020,129	4.00%, 05/20/2040	1,088,393
363,686	4.50%, 07/20/2040	392,391
198,901	5.50%, 07/20/2040	219,787
338,252	4.50%, 09/20/2040	363,489
1,193,195	4.00%, 10/15/2040	1,262,834
622,725	4.00%, 09/15/2041	659,466
115,876	4.50%, 12/20/2041	124,493
607,741	3.50%, 06/15/2042	631,106
1,868,654	3.50%, 06/20/2042	1,945,000
2,115,591	3.50%, 08/15/2042	2,197,043
1,048,132	3.00%, 10/15/2042	1,062,898

See Notes to Financial Statements.

Semi-Annual Report - June 30, 2017

GREAT-WEST FUNDS, INC.
GREAT-WEST BOND INDEX FUND
Schedule of Investments
As of June 30, 2017 (Unaudited)
Principal Amount		Fair Value
U.S. Government Agency — (continued)
$ 1,364,427	3.00%, 02/15/2043	$ 1,383,650
3,661,644	3.50%, 10/20/2044	3,797,770
1,744,187	3.00%, 01/20/2046	1,763,476
2,925,219	3.50%, 02/20/2046	3,032,394
1,852,428	3.50%, 03/20/2046	1,920,298
1,004,068	4.00%, 03/20/2046	1,057,323
4,683,761	3.00%, 04/20/2046	4,735,558
2,040,516	3.50%, 04/20/2046	2,115,277
2,553,233	3.50%, 05/20/2046	2,646,780
9,046,345	3.00%, 08/20/2046	9,146,385
2,863,186	3.00%, 09/20/2046	2,894,849
1,708,422	3.50%, 09/20/2046	1,771,015
3,202,771	3.50%, 10/20/2046	3,320,115
1,480,709	3.00%, 11/20/2046	1,497,084
2,202,520	3.00%, 12/20/2046	2,226,877
12,054,816	3.00%, 01/20/2047	12,188,126
2,467,805	3.50%, 01/20/2047	2,558,222
1,495,129	3.00%, 04/20/2047	1,511,663
2,985,342	3.50%, 04/20/2047	3,094,720
2,983,353	4.00%, 04/20/2047	3,147,495
1,247,306	3.50%, 05/20/2047	1,293,005
1,995,709	4.50%, 05/20/2047	2,124,082
1,000,000	3.50%, 06/20/2047	2,073,173
		433,531,176
TOTAL MORTGAGE-BACKED SECURITIES — 29.86% (Cost $452,418,584)		$ 449,984,948
MUNICIPAL BONDS AND NOTES
2,000,000	City of Houston Texas Utility System Revenue 3.83%, 05/15/2028	2,116,920
2,000,000	Energy Northwest 2.81%, 07/01/2024	2,013,940
2,500,000	Indianapolis Local Public Improvement Bond Bank 6.00%, 01/15/2040	3,167,225
1,000,000	New York State Dormitory Authority Series C 4.55%, 02/15/2021	1,083,500
2,000,000	Port of Morrow 2.99%, 09/01/2036	1,846,400
600,000	State of Illinois 5.10%, 06/01/2033	561,672
1,000,000	State of Texas 5.52%, 04/01/2039	1,309,550
2,000,000	University of North Carolina at Chapel Hill 3.85%, 12/01/2034	2,136,880
TOTAL MUNICIPAL BONDS AND NOTES — 0.95% (Cost $13,949,878)		$ 14,236,087
U.S. GOVERNMENT AGENCY BONDS AND NOTES
	Federal Home Loan Bank
500,000	3.38%, 06/12/2020	524,664
3,500,000	2.63%, 12/10/2021(b)	3,607,033
Principal Amount		Fair Value
U.S. Government Agency Bonds and Notes — (continued)
$ 2,600,000	5.75%, 06/12/2026	$ 3,232,614
	Federal Home Loan Mortgage Corp
2,500,000	0.88%, 10/12/2018	2,484,822
2,000,000	1.25%, 10/02/2019	1,990,090
500,000	2.38%, 01/13/2022(b)	510,458
	Federal National Mortgage Association
1,500,000	1.63%, 11/27/2018	1,505,168
3,500,000	1.00%, 10/24/2019	3,461,381
1,000,000	1.50%, 06/22/2020	997,641
1,000,000	1.38%, 10/07/2021	981,890
2,000,000	1.88%, 09/24/2026(b)	1,896,652
500,000	Resolution Funding Corp 9.38%, 10/15/2020	619,610
	Tennessee Valley Authority
1,750,000	1.88%, 08/15/2022(b)	1,740,183
1,260,000	7.13%, 05/01/2030	1,825,582
TOTAL U.S. GOVERNMENT AGENCY BONDS AND NOTES — 1.68% (Cost $25,037,317)		$ 25,377,788
U.S. TREASURY BONDS AND NOTES
	United States Treasury Note/Bond
8,550,000	2.38%, 06/30/2018	8,642,178
10,000,000	1.38%, 07/31/2018	10,007,810
6,000,000	1.50%, 08/31/2018	6,011,250
8,000,000	1.00%, 09/15/2018	7,970,624
1,000,000	0.88%, 10/15/2018	994,219
3,000,000	1.25%, 10/31/2018	2,996,484
6,300,000	1.25%, 11/30/2018	6,291,879
8,000,000	1.38%, 12/31/2018	8,003,128
10,000,000	1.25%, 01/31/2019	9,982,810
9,000,000	1.38%, 02/28/2019	9,001,053
5,000,000	1.50%, 02/28/2019	5,010,350
9,500,000	1.63%, 03/31/2019(b)	9,543,044
9,500,000	1.25%, 04/30/2019	9,476,991
3,500,000	3.13%, 05/15/2019	3,612,795
7,500,000	1.13%, 05/31/2019(b)	7,465,432
10,500,000	1.00%, 06/30/2019	10,421,250
5,000,000	0.88%, 07/31/2019	4,947,265
12,000,000	1.00%, 08/31/2019(b)	11,895,936
5,000,000	1.25%, 10/31/2019(b)	4,979,885
10,000,000	1.00%, 11/30/2019	9,894,140
5,000,000	1.50%, 11/30/2019	5,004,690
5,000,000	1.13%, 12/31/2019	4,958,400
9,000,000	1.25%, 01/31/2020	8,944,803
3,870,000	3.63%, 02/15/2020	4,080,280
5,000,000	1.38%, 02/29/2020	4,982,420
9,000,000	1.38%, 03/31/2020	8,965,548
3,800,000	1.13%, 04/30/2020	3,758,139
3,000,000	3.50%, 05/15/2020	3,164,766
4,000,000	1.38%, 05/31/2020	3,980,468
9,000,000	1.63%, 06/30/2020	9,015,120
5,000,000	1.63%, 07/31/2020	5,005,860
7,500,000	2.63%, 08/15/2020	7,734,667
5,000,000	1.38%, 09/30/2020	4,962,695

See Notes to Financial Statements.

Semi-Annual Report - June 30, 2017

GREAT-WEST FUNDS, INC.
GREAT-WEST BOND INDEX FUND
Schedule of Investments
As of June 30, 2017 (Unaudited)
Principal Amount		Fair Value
U.S. Treasury Bonds and Notes — (continued)
$ 5,000,000	1.75%, 10/31/2020	$ 5,020,510
10,000,000	2.63%, 11/15/2020	10,319,920
6,000,000	2.38%, 12/31/2020	6,145,080
4,800,000	2.13%, 01/31/2021	4,872,936
10,000,000	2.00%, 02/28/2021	10,110,940
5,000,000	2.25%, 03/31/2021	5,098,635
7,000,000	1.38%, 04/30/2021	6,910,589
5,000,000	3.13%, 05/15/2021	5,260,350
5,000,000	2.00%, 05/31/2021	5,050,585
5,000,000	2.13%, 06/30/2021	5,071,680
6,500,000	1.13%, 07/31/2021	6,334,959
5,000,000	2.13%, 08/15/2021	5,069,920
2,000,000	2.13%, 09/30/2021	2,027,110
5,500,000	2.00%, 11/15/2021	5,545,975
2,650,000	8.00%, 11/15/2021	3,338,380
4,000,000	1.50%, 01/31/2022	3,939,220
4,000,000	2.00%, 02/15/2022	4,029,844
3,500,000	1.75%, 03/31/2022	3,482,091
2,000,000	1.75%, 04/30/2022	1,988,360
5,000,000	1.88%, 05/31/2022(b)	4,999,220
5,000,000	2.13%, 06/30/2022	5,053,710
5,000,000	2.00%, 07/31/2022	5,021,680
5,700,000	1.63%, 08/15/2022	5,622,514
3,650,000	7.25%, 08/15/2022(b)	4,596,434
8,000,000	1.63%, 11/15/2022	7,865,624
2,000,000	1.75%, 01/31/2023	1,974,844
7,000,000	1.50%, 02/28/2023	6,813,513
3,000,000	1.50%, 03/31/2023	2,917,383
5,000,000	1.75%, 05/15/2023	4,924,610
5,000,000	1.38%, 06/30/2023	4,813,085
5,000,000	2.50%, 08/15/2023	5,130,665
2,000,000	6.25%, 08/15/2023	2,487,890
5,000,000	1.38%, 09/30/2023	4,798,440
7,500,000	2.75%, 11/15/2023	7,804,980
6,000,000	2.25%, 01/31/2024	6,054,846
4,000,000	2.13%, 02/29/2024	4,003,752
5,000,000	2.50%, 05/15/2024	5,121,485
4,500,000	2.38%, 08/15/2024	4,567,500
3,750,000	2.25%, 11/15/2024	3,769,920
5,500,000	2.00%, 02/15/2025	5,423,303
10,000,000	2.13%, 05/15/2025	9,935,940
4,800,000	6.88%, 08/15/2025(b)	6,482,438
6,000,000	2.25%, 11/15/2025	6,000,702
5,000,000	1.63%, 02/15/2026	4,751,365
10,000,000	2.00%, 11/15/2026	9,751,950
6,200,000	4.75%, 02/15/2037	8,269,008
7,000,000	3.50%, 02/15/2039	7,918,477
5,275,000	4.38%, 05/15/2040	6,739,430
6,000,000	3.13%, 11/15/2041	6,360,936
9,000,000	2.75%, 08/15/2042	8,912,808
5,000,000	3.13%, 02/15/2043	5,288,085
5,000,000	2.88%, 05/15/2043	5,054,295
5,000,000	3.75%, 11/15/2043	5,884,960
5,000,000	3.63%, 02/15/2044	5,768,750
5,000,000	3.38%, 05/15/2044	5,531,445
5,000,000	3.13%, 08/15/2044	5,289,845
5,000,000	3.00%, 11/15/2044	5,167,385
13,000,000	2.50%, 02/15/2045	12,151,451
Principal Amount		Fair Value
U.S. Treasury Bonds and Notes — (continued)
$ 5,000,000	2.50%, 02/15/2046	$ 4,661,915
TOTAL U.S. TREASURY BONDS AND NOTES — 36.82% (Cost $554,829,699)		$ 555,010,046
SHORT TERM INVESTMENTS
Repurchase Agreements — 3.79%
7,500,000	Repurchase agreement (principal amount/value $7,500,000 with a maturity value of $7,500,688 with Daiwa Capital Markets America Inc, 1.10%, dated 6/30/17 to be repurchased at $7,500,688 on 7/3/17 collateralized by U.S. Treasury securities, 1.00% - 1.75%, 7/31/18 - 5/15/22, with a value of $7,650,055.	7,500,000
2,086,678	Undivided interest of 10.00% in a repurchase agreement (principal amount/value $20,896,843 with a maturity value of $20,898,776) with BNP Paribas Securities Corp, 1.11%, dated 6/30/17 to be repurchased at $2,086,678 on 7/3/17 collateralized by U.S. Treasury securities and various U.S. Government Agency securities, 0.00% - 9.00%, 7/28/17 - 9/9/49, with a value of $21,314,780.(d)	2,086,678
11,785,825	Undivided interest of 10.02% in a repurchase agreement (principal amount/value $117,806,518 with a maturity value of $117,817,121) with RBC Capital Markets Corp, 1.08%, dated 6/30/17 to be repurchased at $11,785,825 on 7/3/17 collateralized by U.S. Treasury securities and various U.S. Government Agency securities, 1.38% - 7.00%, 2/19/19 - 6/1/47, with a value of $120,162,656.(d)	11,785,825

See Notes to Financial Statements.

Semi-Annual Report - June 30, 2017

GREAT-WEST FUNDS, INC.
GREAT-WEST BOND INDEX FUND
Schedule of Investments
As of June 30, 2017 (Unaudited)
Principal Amount		Fair Value
Repurchase Agreements — (continued)
$11,785,825	Undivided interest of 10.06% in a repurchase agreement (principal amount/value $117,231,511 with a maturity value of $117,242,257) with Citigroup Global Markets Inc, 1.10%, dated 6/30/17 to be repurchased at $11,785,825 on 7/3/17 collateralized by U.S. Treasury securities and various U.S. Government Agency securities, 0.00% - 8.75%, 7/27/17 - 7/1/47, with a value of $119,576,141.(d)	$ 11,785,825
9,610,306	Undivided interest of 14.43% in a repurchase agreement (principal amount/value $66,671,047 with a maturity value of $66,677,103) with ING Financial Markets LLC, 1.09%, dated 6/30/17 to be repurchased at $9,610,306 on 7/3/17 collateralized by various U.S. Government Agency securities, 1.83% - 5.42%, 5/1/19 - 10/1/46, with a value of $68,004,598.(d)	9,610,306
2,539,948	Undivided interest of 9.81% in a repurchase agreement (principal amount/value $25,935,160 with a maturity value of $25,937,451) with HSBC Securities (USA) Inc, 1.06%, dated 6/30/17 to be repurchased at $2,539,948 on 7/3/17 collateralized by a U.S. Treasury security and various U.S. Government Agency securities, 0.00% - 7.25%, 7/15/17 - 1/15/37, with a value of $26,453,907.(d)	2,539,948
Principal Amount		Fair Value
Repurchase Agreements — (continued)
$11,785,825	Undivided interest of 9.87% in a repurchase agreement (principal amount/value $119,447,230 with a maturity value of $119,458,677) with Daiwa Capital Markets America Inc, 1.15%, dated 6/30/17 to be repurchased at $11,785,825 on 7/3/17 collateralized by U.S. Treasury securities and various U.S. Government Agency securities, 0.00% - 6.50%, 7/13/17 - 12/1/51, with a value of $121,836,176.(d)	$ 11,785,825
SHORT TERM INVESTMENTS — 3.79% (Cost $57,094,407)		$ 57,094,407
TOTAL INVESTMENTS — 102.83% (Cost $1,544,760,295)		$1,549,824,711
OTHER ASSETS & LIABILITIES, NET — (2.83)%		$ (42,644,017)
TOTAL NET ASSETS — 100.00%		$1,507,180,694

(a)	Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended. At June 30, 2017, the aggregate cost and fair value of 144A securities was $52,645,909 and $53,529,913, respectively, representing 3.55% of net assets.
(b)	All or a portion of the security is on loan at June 30, 2017.
(c)	Adjustable rate security; interest rate is subject to change. Interest rate shown reflects the rate in effect at June 30, 2017.
(d)	Collateral received for securities on loan.
LP	Limited Partnership
REIT	Real Estate Investment Trust
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2017

GREAT-WEST FUNDS, INC.
GREAT-WEST BOND INDEX FUND
Schedule of Investments
As of June 30, 2017 (Unaudited)
Security classes presented herein are not necessarily the same as those used for determining the Fund's compliance with its investment objectives and restrictions, as the Fund uses additional sub-classifications, which management defines by referring to one or more widely recognized market indexes or ratings group indexes (unaudited).
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2017

GREAT-WEST FUNDS, INC.
Statement of Assets and Liabilities
As of June 30, 2017 (Unaudited)
Great-West Bond Index Fund
ASSETS:
Investments in securities, fair value (including $48,536,014 of securities on loan)(a)	$1,492,730,304
Repurchase agreements, fair value(b)	57,094,407
Cash	572,799
Interest receivable	8,164,416
Subscriptions receivable	2,775,855
Receivable for investments sold	3,072,913
Total Assets	1,564,410,694
LIABILITIES:
Payable for investments purchased	5,732,502
Payable for director fees	789
Payable for distribution fees	50,418
Payable for other accrued fees	46,715
Payable for shareholder services fees	173,080
Payable to investment adviser	165,097
Payable upon return of securities loaned	49,594,407
Redemptions payable	1,466,992
Total Liabilities	57,230,000
NET ASSETS	$1,507,180,694
NET ASSETS REPRESENTED BY:
Capital stock, $0.10 par value	$14,633,806
Paid-in capital in excess of par	1,486,336,208
Net unrealized appreciation	5,064,416
Undistributed net investment income	885,487
Accumulated net realized gain	260,777
NET ASSETS	$1,507,180,694
NET ASSETS BY CLASS
Investor Class	$357,200,950
Class L	$247,355,844
Institutional Class	$902,623,900
CAPITAL STOCK:
Authorized
Investor Class	85,000,000
Class L	45,000,000
Institutional Class	200,000,000
Issued and Outstanding
Investor Class	26,005,151
Class L	27,976,547
Institutional Class	92,356,363
NET ASSET VALUE, REDEMPTION PRICE AND OFFERING PRICE PER SHARE:
Investor Class	$13.74
Class L	$8.84
Institutional Class	$9.77
(a) Cost of investments	$1,487,665,888
(b) Cost of repurchase agreements	$57,094,407
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2017

GREAT-WEST FUNDS, INC.
Statement of Operations
For the period ended June 30, 2017 (Unaudited)
Great-West Bond Index Fund
INVESTMENT INCOME:
Interest	$17,380,876
Income from securities lending	27,581
Total Income	17,408,457
EXPENSES:
Management fees	1,004,664
Shareholder services fees – Investor Class	592,842
Shareholder services fees – Class L	351,890
Audit and tax fees	7,707
Custodian fees	5,515
Director's fees	789
Distribution fees – Class L	256,154
Legal fees	646
Pricing fees	17,609
Registration fees	12,279
Shareholder report fees	4,461
Transfer agent fees	2,148
Other fees	170
Total Expenses	2,256,874
Less amount waived by investment adviser	5,737
Net Expenses	2,251,137
NET INVESTMENT INCOME	15,157,320
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain on investments	251,884
Net change in unrealized appreciation on investments	14,575,754
Net Realized and Unrealized Gain	14,827,638
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$29,984,958
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2017

GREAT-WEST FUNDS, INC.
Statement of Changes in Net Assets
For the period ended June 30, 2017 and fiscal year ended December 31, 2016
Great-West Bond Index Fund	2017 (Unaudited)	2016
OPERATIONS:
Net investment income	$15,157,320	$24,844,846
Net realized gain	251,884	4,183,171
Net change in unrealized appreciation (depreciation)	14,575,754	(8,508,117)
Net Increase in Net Assets Resulting from Operations	29,984,958	20,519,900
DISTRIBUTIONS TO SHAREHOLDERS:
From return of capital
Investor Class	-	(6,898)
Class L	-	(5,506)
Institutional Class	-	(24,838)
From return of capital	0	(37,242)
From net investment income
Investor Class	(2,115,122)	(3,381,449)
Class L	(2,425,196)	(3,385,042)
Institutional Class	(9,731,515)	(19,109,966)
From net investment income	(14,271,833)	(25,876,457)
From net realized gains
Investor Class	-	(703,759)
Class L	-	(556,647)
Institutional Class	-	(2,536,309)
From net realized gains	0	(3,796,715)
Total Distributions	(14,271,833)	(29,710,414)
CAPITAL SHARE TRANSACTIONS:
Shares sold
Investor Class	111,388,798	215,548,656
Class L	103,857,180	161,740,689
Institutional Class	103,707,874	280,062,665
Shares issued in reinvestment of distributions
Investor Class	2,115,122	4,092,106
Class L	2,425,196	3,947,195
Institutional Class	9,731,515	21,671,113
Shares redeemed
Investor Class	(84,772,081)	(209,972,958)
Class L	(27,806,062)	(33,167,193)
Institutional Class	(52,183,928)	(216,540,799)
Net Increase in Net Assets Resulting from Capital Share Transactions	168,463,614	227,381,474
Total Increase in Net Assets	184,176,739	218,190,960
NET ASSETS:
Beginning of Period	1,323,003,955	1,104,812,995
End of Period(a)	$1,507,180,694	$1,323,003,955
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2017

GREAT-WEST FUNDS, INC.
Statement of Changes in Net Assets
For the period ended June 30, 2017 and fiscal year ended December 31, 2016
Great-West Bond Index Fund	2017 (Unaudited)	2016
CAPITAL SHARE TRANSACTIONS - SHARES:
Shares sold
Investor Class	8,154,996	15,618,985
Class L	11,775,102	17,636,069
Institutional Class	10,664,720	28,174,151
Shares issued in reinvestment of distributions
Investor Class	154,293	297,347
Class L	274,125	439,522
Institutional Class	997,266	2,201,762
Shares redeemed
Investor Class	(6,203,858)	(15,154,674)
Class L	(3,150,556)	(3,659,232)
Institutional Class	(5,359,043)	(21,805,997)
Net Increase	17,307,045	23,747,933
(a) Including undistributed net investment income:	$885,487	$0
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2017

GREAT-WEST FUNDS, INC.
GREAT-WEST BOND INDEX FUND
Financial Highlights
Selected data for a share of capital stock of the Fund throughout the periods indicated.
		Income (Loss) from Investment Operations:			Less Distributions:
	Net asset value, beginning of period	Net investment income(a)	Net realized and unrealized gain (loss)	Total from investment operations	From return of capital	From net investment income	From net realized gains	Total Distributions	Net asset value, end of period	Total Return (b)(c)
Investor Class
06/30/2017(Unaudited)	$13.54	0.13	0.15	0.28	-	(0.08)	-	(0.08)	$13.74	2.09% (d)
12/31/2016	$13.44	0.26	0.00 (e)	0.26	(0.00) (e)	(0.13)	(0.03)	(0.16)	$13.54	1.94%
12/31/2015	$13.67	0.27	(0.24)	0.03	-	(0.22)	(0.04)	(0.26)	$13.44	0.23%
12/31/2014	$13.25	0.27	0.49	0.76	-	(0.29)	(0.05)	(0.34)	$13.67	5.76%
12/31/2013	$13.91	0.26	(0.61)	(0.35)	-	(0.25)	(0.06)	(0.31)	$13.25	(2.51%)
12/31/2012	$13.83	0.31	0.23	0.54	-	(0.35)	(0.11)	(0.46)	$13.91	3.90%
Class L
06/30/2017(Unaudited)	$ 8.77	0.08	0.09	0.17	-	(0.10)	-	(0.10)	$ 8.84	1.89% (d)
12/31/2016	$ 8.91	0.14	0.02	0.16	(0.00) (e)	(0.27)	(0.03)	(0.30)	$ 8.77	1.76%
12/31/2015	$ 9.17	0.15	(0.15)	0.00	-	(0.22)	(0.04)	(0.26)	$ 8.91	(0.05%)
12/31/2014	$ 9.00	0.16	0.33	0.49	-	(0.27)	(0.05)	(0.32)	$ 9.17	5.51%
12/31/2013	$ 9.61	0.16	(0.43)	(0.27)	-	(0.28)	(0.06)	(0.34)	$ 9.00	(2.79%)
12/31/2012	$ 9.79	0.19	0.16	0.35	-	(0.42)	(0.11)	(0.53)	$ 9.61	3.65%
Institutional Class
06/30/2017(Unaudited)	$ 9.67	0.11	0.10	0.21	-	(0.11)	-	(0.11)	$ 9.77	2.15% (d)
12/31/2016	$ 9.71	0.22	0.01	0.23	(0.00) (e)	(0.24)	(0.03)	(0.27)	$ 9.67	2.36%
12/31/2015 (f)	$10.00	0.15	(0.21)	(0.06)	-	(0.19)	(0.04)	(0.23)	$ 9.71	(0.60%) (d)
	Net assets, end of period (000)	Ratio of expenses to average net assets (before reimbursement and/or waiver, if applicable)	Ratio of expenses to average net assets (after reimbursement and/or waiver, if applicable)	Ratio of net investment income to average net assets (after reimbursement and/or waiver, if applicable)	Portfolio turnover rate(g)
Supplemental Data and Ratios
Investor Class
06/30/2017 (Unaudited)	$ 357,201	0.50% (h)	0.50% (h)	1.98% (h)	18% (d)(i)
12/31/2016	$ 323,718	0.50%	0.50%	1.86%	42% (j)
12/31/2015	$ 310,939	0.50%	0.50%	1.93%	40%
12/31/2014	$1,002,592	0.50%	0.50%	2.00%	57%
12/31/2013	$1,019,620	0.50%	0.50%	1.91%	35%
12/31/2012	$ 846,480	0.50%	0.50%	2.24%	44%
Class L
06/30/2017 (Unaudited)	$ 247,356	0.75% (h)	0.75% (h)	1.73% (h)	18% (d)(i)
12/31/2016	$ 167,319	0.75%	0.75%	1.57%	42% (j)
12/31/2015	$ 41,548	0.75%	0.75%	1.69%	40%
12/31/2014	$ 15,011	0.75%	0.75%	1.74%	57%
12/31/2013	$ 4,451	0.75%	0.75%	1.67%	35%
12/31/2012	$ 1,504	0.75%	0.75%	1.96%	44%
Institutional Class
06/30/2017 (Unaudited)	$ 902,624	0.15% (h)	0.15% (h)	2.33% (h)	18% (d)(i)
12/31/2016	$ 831,966	0.15%	0.15%	2.21%	42% (j)
12/31/2015 (f)	$ 752,326	0.15% (h)	0.15% (h)	2.28% (h)	40%
(a)	Per share amounts are based upon average shares outstanding.
(b)	Total return does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, returns would be lower.
(c)	Total return shown net of expenses reimbursed and/or waived, if applicable. Without the expense reimbursement and/or waiver, the return shown would have been lower.
(d)	Not annualized for periods less than one full year.
(e)	Amount was less than $0.01 per share.
(f)	Institutional Class inception date was May 1, 2015.
(g)	Portfolio turnover is calculated at the Fund level.
(h)	Annualized.
(i)	Portfolio turnover includes purchases and sales from mortgage dollar roll transactions which occurred during the period. Excluding these transactions, the portfolio turnover would have been 18%.
(j)	Portfolio turnover includes purchases and sales from mortgage dollar roll transactions which occurred during the period. Excluding these transactions, the portfolio turnover would have been 41%.
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2017

GREAT-WEST FUNDS, INC.
GREAT-WEST BOND INDEX FUND
Notes to Financial Statements (Unaudited)

1.  ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES
Great-West Funds, Inc. (Great-West Funds), a Maryland corporation, was organized on December 7, 1981 and is registered under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company. Great-West Funds presently consists of sixty-four funds. Interests in the Great-West Bond Index Fund (the Fund) are included herein. The investment objective of the Fund is to seek investment results that track the total return of the debt securities that comprise the Bloomberg Barclays Capital Aggregate Bond Index. The Fund is diversified as defined in the 1940 Act. The Fund is available as an investment option to insurance company separate accounts for certain variable annuity contracts and variable life insurance policies, to individual retirement account custodians or trustees, to plan sponsors of qualified retirement plans, to college savings programs, and to asset allocation funds that are a series of Great-West Funds.
Effective May 1, 2017, the Initial Class name changed to Investor Class. The Fund offers three share classes, referred to as Investor Class, Class L and Institutional Class shares. All shares of the Fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, expenses (other than those attributable to a specific class) and realized and unrealized gains and losses are allocated daily to each class of shares based on the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against operations of that class.
The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The Great-West Funds are also investment companies and accordingly follow the investment company accounting and reporting guidance of U.S. GAAP. The following is a summary of the significant accounting policies of the Fund.
Security Valuation
The Board of Directors of the Fund has adopted policies and procedures for the valuation of the Fund’s securities and assets, and has appointed the Fair Value Pricing Committee of the investment adviser, Great-West Capital Management, LLC, to complete valuation determinations under those policies and procedures.
The Fund generally values its securities based on market prices determined at the close of regular trading on the New York Stock Exchange (NYSE) on each day the NYSE is open for trading. The net asset value (NAV) of each class of the Fund's shares is determined by dividing the net assets attributable to each class of shares of the Fund by the number of issued and outstanding shares of each class of the Fund on each valuation date.
Short term securities purchased with less than 60 days remaining until maturity and all U.S. Treasury Bills are valued on the basis of amortized cost, which has been determined to approximate fair value. Short term securities purchased with more than 60 days remaining until maturity are valued using pricing services, or in the event a price is not available from a pricing service, may be priced using other methodologies approved by the Board of Directors, including model pricing or pricing on the basis of quotations from brokers or dealers, and will continue to be priced until final maturity.
Fixed income investments are valued using evaluated bid prices from approved pricing services when available and appropriate based on the conditions of the market. If a price cannot be located from either the primary or secondary sources, or if the market is determined to be illiquid or inactive, other appropriate sources, which may include the use of an internally developed valuation model, another external pricing vendor or sourcing a price from a broker, may be used.
Foreign exchange rates are determined at a time that corresponds to the closing of the NYSE.
Independent pricing services are approved by the Board of Directors and are utilized for all investment types when available. In some instances valuations from independent pricing services are not available or do not reflect events in the market between the time the market closed and the valuation time and therefore fair valuation procedures are implemented. The fair

Semi-Annual Report - June 30, 2017

value for some securities may be obtained from pricing services or other pricing sources. The inputs used by the pricing services are reviewed quarterly or when the pricing vendor issues updates to its pricing methodologies. Broker quotes are analyzed through an internal review process, which includes a review of known market conditions and other relevant data. Developments that might trigger fair value pricing could be natural disasters, government actions or fluctuations in domestic and foreign markets.
The following table provides examples of the inputs that are commonly used for valuing particular classes of securities. These classifications are not exclusive, and any inputs may be used to value any other security class.
Class	Inputs
Asset-Backed Securities	Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications. Inputs may also include new issue data, collateral performance, and monthly payment information.
Corporate Bonds and Notes	Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications. Inputs also may include observations of equity and credit default swap curves related to issuer.
Foreign Government Bonds and Notes	Benchmark yields, executed trades, broker/dealer quotes, credit information, collateral attributes, issuer spreads, benchmark securities, treasury/swap maturity curves, issuer spread curves, evaluated bids, market corroborated inputs, offers and reference data including market research publications.
Mortgage-Backed Securities	Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications. Inputs may also include new issue data, collateral performance, TBA prices, monthly payment information and third party real estate analysis.
Municipal Bonds and Notes	Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications. Inputs also may include reported trades, benchmark yields, new issue data, and material event notices.
U.S. Government Agency Bonds and Notes, U.S. Treasury Bonds and Notes	Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications.
Short Term Investments	Maturity date, credit quality and interest rates.
The Fund classifies its valuations into three levels based upon the observability of inputs to the valuation of the Fund’s investments. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. Classification is based on the lowest level of input significant to the fair value measurement. The three levels are defined as follows:
Level 1 – Unadjusted quoted prices for identical securities in active markets.
Level 2 – Inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. These may include quoted prices for similar assets in active markets.
Level 3 – Unobservable inputs to the extent observable inputs are not available and may include prices obtained from single broker quotes. Unobservable inputs reflect the Fund’s own assumptions and would be based on the best information available under the circumstances.
As of June 30, 2017, 100% of the Fund’s investments are valued using Level 2 inputs. More information regarding the sector and industry classifications, as applicable, are included in the Schedule of Investments. The Fund recognizes transfers between levels as of the beginning of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period.

Semi-Annual Report - June 30, 2017

Repurchase Agreements
The Fund may engage in repurchase agreement transactions with institutions that the Fund’s investment adviser has determined are creditworthy. The Fund will purchase securities at a specified price with an agreement to sell the securities to the same counterparty at a specified time, price and interest rate. The Fund’s custodian and/or securities lending agent receives delivery of the underlying securities collateralizing a repurchase agreement. Collateral is at least equal to the value of the repurchase obligation including interest. A repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delays or restrictions upon a Fund’s ability to dispose of the underlying securities and a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights.
To Be Announced Transactions
The Fund may invest in securities known as To Be Announced (TBA) securities. TBA’s are Federal National Mortgage Association, Federal Home Loan Mortgage Corporation or Government National Mortgage Association issued mortgage backed securities for forward settlement, in which the buyer and seller decide on trade parameters, but the exact pools are unknown until two days before settlement date. The transactions arise when securities are purchased or sold with payment and delivery taking place in the future in order to secure what is considered to be an advantageous price and yield at the time of entering into the transaction. TBA transactions generally settle monthly on a specified date.
Dollar Rolls
The Fund may enter into dollar roll transactions, pursuant to which it sells a mortgage-backed TBA or security and simultaneously agrees to purchase a similar, but not identical, TBA with the same issuer, rate, and terms on a later date at a set price from the same counterparty. The Fund may execute a “roll” to obtain better underlying mortgage securities or to enhance returns. The Fund generally enters into dollar roll transactions with the intention of taking possession of the underlying mortgage securities but may close a contract prior to settlement or “roll” settlement to a later date if deemed to be in the best interest of the Fund. Actual mortgages received by the Fund may be less favorable than those anticipated. The Fund accounts for dollar roll transactions as purchases and sales, which has the effect of increasing its portfolio turnover rate. At June 30, 2017, there were no mortgage dollar rolls held.
Security Transactions
Security transactions are accounted for on the date the security is purchased or sold (trade date). Realized gains and losses from investments sold are determined on a specific lot selection. Interest income, including amortization of discounts and premiums, is recorded daily.
Federal Income Taxes and Distributions to Shareholders
The Fund intends to comply with provisions under Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its net taxable income, including any net realized gain on investments not offset by capital loss carryforwards, if any, to shareholders. Therefore, no federal income or excise tax provision is required. The Fund files income tax returns in U.S. federal and applicable state jurisdictions. The statute of limitations on the Fund’s tax return filings generally remains open for the three preceding fiscal reporting period ends. State tax returns may remain open for an additional fiscal year.
Distributions to shareholders from net investment income of the Fund, if any, are declared and paid quarterly. Capital gain distributions of the Fund, if any, are declared and paid at least annually. Distributions are reinvested in additional shares of the Fund at net asset value and are declared separately for each class. Distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles.
Net investment income (loss) and net realized gain (loss) for federal income tax purposes may differ from those reported on the financial statements because of temporary and permanent book-tax basis differences. Book-tax differences may include but are not limited to the following: wash sales, distribution adjustments and market discount adjustments.

Semi-Annual Report - June 30, 2017

The aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation for federal income tax purposes as of June 30, 2017 were as follows:
Federal tax cost of investments	$1,544,894,879
Gross unrealized appreciation on investments	18,702,731
Gross unrealized depreciation on investments	(13,772,899)
Net unrealized appreciation on investments	$4,929,832
2.  OFFSETTING ASSETS AND LIABILITIES
The Fund enters into repurchase agreements with several approved counterparties. Certain transactions are effected under agreements which include master netting arrangements which provide for the netting of payment obligations and/or netting in situations of counterparty default. The following table summarizes the Fund's financial investments that are subject to an enforceable master netting arrangement at June 30, 2017.
		Gross Amounts Not Offset on the Statement of Assets and Liabilities
Investments (Assets):	Gross Amount Presented in the Statement of Assets and Liabilities (a)	Financial Investments Available for Offset	Financial Investments Collateral Received(b)	Cash Collateral Received (Pledged)(b)	Net Amount
Repurchase Agreements	$7,500,000	$—	$(7,500,000)	$—	$—
(a) Repurchase agreements are reported gross on the Statement of Assets and Liabilities.
(b) Reported collateral within this table is limited to the net outstanding amount due from an individual counterparty. The collateral received (pledged) by the Fund may exceed these reported amounts.

3.  INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES
Great-West Funds has entered into an investment advisory agreement with Great-West Capital Management, LLC (the Adviser), a wholly-owned subsidiary of Great-West Life & Annuity Insurance Company (GWL&A). Effective May 1, 2017, as compensation for its services to Great-West Funds, the Adviser receives monthly compensation at the annual rate of 0.13% of the Fund’s average daily net assets. The Adviser is required by contract to waive fees or reimburse expenses which exceed an annual rate, including management fees and expenses paid directly by the Fund, excluding shareholder services fees, distribution fees and various other expenses, of 0.15% of the Fund's average daily net assets of the Fund. The amount waived or reimbursed, if any, is reflected in the Statement of Operations. Expenses incurred by Great-West Funds, which are not Fund specific, are allocated based on relative net assets or other appropriate allocation methods. Prior to that date, the Adviser received monthly compensation at the annual rate of 0.15% of the average daily net assets of the Fund and the management fee encompassed fund operation expenses except for distribution fees and shareholder services fees.
Great-West Funds has entered into a shareholder services agreement with GWL&A. Pursuant to the shareholder services agreement, GWL&A provides recordkeeping and shareholder services to shareholders and account owners and receives from the Investor Class and Class L shares of the Fund a fee equal to 0.35% of the average daily net asset value of the applicable share class.
GWFS Equities, Inc. (the Distributor), is a wholly-owned subsidiary of GWL&A and the principal underwriter to distribute and market the Fund. The Fund has entered into a plan of distribution which provides for compensation for distribution of Class L shares and for providing or arranging for the provision of services to Class L shareholders. The distribution plan provides for a maximum fee equal to an annual rate of 0.25% of the average daily net assets of the Class L shares. The Distributor has agreed to voluntarily waive all 12b-1 fees attributable to Class L shares purchased by the Adviser in consideration for the Adviser providing initial capital to the Fund. The amount waived, if any, is reflected in the Statement of Operations.
Certain officers of Great-West Funds are also directors and/or officers of GWL&A or its subsidiaries. No officer or interested director of Great-West Funds receives any compensation directly from Great-West Funds. The total compensation paid to the independent directors with respect to all sixty-four funds for which they serve as directors was $407,625 for the period ended June 30, 2017.

Semi-Annual Report - June 30, 2017

4.  PURCHASES AND SALES OF INVESTMENTS
For the period ended June 30, 2017, the aggregate cost of purchases and proceeds from sales of investments (including mortgage dollar rolls and TBA transactions, excluding all U.S. Government securities and short-term securities) were $144,936,487 and $97,508,989, respectively. For the same period, the aggregate cost of purchases and proceeds from sales of long-term U.S. Government securities were $273,906,171 and $153,778,451, respectively.
5.  SECURITIES LOANED
The Fund has entered into a securities lending agreement with its custodian as securities lending agent. Under the terms of the agreement the Fund receives income, recorded monthly when received, after deductions of other amounts payable to the securities lending agent or to the borrower from lending transactions. In exchange for such fees, the securities lending agent is authorized to loan securities on behalf of the Fund against receipt of cash collateral at least equal in value at all times to the value of the securities loaned plus accrued interest. The Fund also continues to receive interest or dividends on the securities loaned. Cash collateral is invested in securities approved by the Board of Directors. The Fund bears the risk of any deficiency in the amount of collateral available for return to a borrower due to a loss in an approved investment. As of June 30, 2017, the Fund had securities on loan valued at $48,536,014 and received collateral as reported on the Statement of Assets and Liabilities of $49,594,407 for such loan which was invested in repurchase agreements collateralized by U.S. Government or U.S. Government Agency securities. The repurchase agreements can be jointly purchased with other lending agent clients and in the event of a default by the counterparty, all lending agent clients would share ratably in the collateral.
Under the securities lending agreement, the collateral pledged is, by definition, the securities loaned against the cash borrowed. The following table summarizes the cash collateral liability under the securities lending agreement by class of securities loaned as of June 30, 2017. Additional information regarding the Fund's securities on loan is included in the Schedule of Investments.
Security lending transactions	Total (a)
Corporate Bonds and Notes	4,986,850
Foreign Government Bonds and Notes	5,631,740
U.S. Government Agency Bonds and Notes	5,015,582
U.S. Treasury Bonds and Notes	33,960,235
Total secured borrowings	$49,594,407
(a)	The remaining contractual maturity of all of the securities lending transactions is overnight and continuous.
6.  INDEMNIFICATIONS
The Fund’s organizational documents provide current and former officers and directors with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semi-Annual Report - June 30, 2017

Availability of Quarterly Portfolio Schedule
Great-West Funds files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. Great-West Funds’ Forms N-Q are available on the Commission’s website at http://www.sec.gov, and may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.
Availability of Proxy Voting Policies and Procedures
A description of the policies and procedures that Great-West Funds uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-866-831-7129, and on the Securities and Exchange Commission’s website at http://www.sec.gov.
Availability of Proxy Voting Record
Information regarding how Great-West Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 1-866-831-7129, and on the Securities and Exchange Commission’s website at http://www.sec.gov.
Investment Advisory Contract Approval
The Board of Directors (the “Board”) of Great-West Funds, Inc. (the “Company”), including the Directors who are not interested persons of the Company (the “Independent Directors”), at a meeting held on April 20, 2017 (the “Meeting”), approved the continuation of (i) the investment advisory agreement (the “Advisory Agreement”) between the Company and Great-West Capital Management, LLC (“GWCM”).
Pursuant to the Advisory Agreement, GWCM acts as investment adviser and, subject to oversight by the Board, directs the investments of the Great-West Bond Index Fund (the “Fund”) in accordance with its investment objective, policies and limitations. GWCM also provides, subject to oversight by the Board, the management and administrative services necessary for the operation of the Fund.
On March 8, 2017, the Independent Directors met separately with independent legal counsel in advance of the Meeting to evaluate information furnished by GWCM in connection with the proposed continuation of the Advisory Agreement and met separately with representatives of Access Data Corp., a subsidiary of Broadridge Financial Solutions, Inc. (collectively, “Broadridge”), an independent provider of investment company data,1 with representatives of an independent provider of mutual fund advisory contract renewal consulting services (the “Independent Fee Consultant”), and with GWCM to review comparative information on the Fund’s investment performance, fees and expenses. The Independent Directors also considered additional information provided in response to their requests made following the March meeting.
In approving the continuation of the Advisory Agreement, the Board considered such information as the Board deemed reasonably necessary to evaluate the terms of the Advisory Agreement. The Board noted that performance information is provided to the Board on an ongoing basis at regular Board meetings held throughout the year. In its deliberations, the Board did not identify any single factor as being determinative. Rather, the Board’s approval was based on each Director’s business judgment after consideration of the information as a whole. Individual Directors may have weighed certain factors differently and assigned varying degrees of materiality to information considered by the Board.
Based upon its review of the Advisory Agreement and the information provided to it, the Board concluded that the Advisory Agreement was reasonable in light of the services performed, fees charged and such other matters as the Directors considered relevant in the exercise of their business judgment. The principal factors and conclusions that formed the basis for the Directors’ determinations to approve the continuation of the Advisory Agreement are discussed below.
Nature, Extent and Quality of Services

1 In 2015, Broadridge acquired the fiduciary services and competitive intelligence business unit from Lipper, Inc. (“Lipper”).

The Board considered the nature, extent and quality of services provided and to be provided to the Fund by GWCM. Among other things, the Board considered GWCM’s personnel, experience, resources and performance track record, its ability to provide or obtain such services as may be necessary in managing, acquiring and disposing of investments on behalf of the Fund, and its ability to provide research and obtain and evaluate the economic, statistical and financial data relevant to the investment policies of the Fund. The Board also reviewed, as applicable, the qualifications, background and responsibilities of the senior personnel serving the Fund and the portfolio management team responsible for the day-to-day management of the Fund. In addition, the Board considered GWCM’s reputation for management of its investment strategies, its disaster recovery procedures including cyber security risk mitigation, its overall financial condition, technical resources, operational capabilities, and compliance policies and procedures, as well as GWCM’s practices regarding the selection and compensation of brokers and dealers for the execution of portfolio transactions and the procedures it uses for obtaining best execution of portfolio transactions. Consideration also was given to the fact that the Board meets with representatives of GWCM each year to discuss portfolio management strategies and performance. Additionally, the quality of GWCM’s communications with the Board, as well as GWCM’s responsiveness to the Board, was taken into account. The Board concluded that it was satisfied with the nature, extent and quality of the services provided to the Fund by GWCM.
Investment Performance
The Board considered the investment performance of the Fund. The Board reviewed performance information for the Fund’s Institutional Class (Investor Class (formerly Initial Class), through April 30, 2015) as compared against the index the Fund is designed to track and the performance of a peer group of funds selected by Broadridge. This information included annualized returns for the one-, three-, five- and ten-year periods ended December 31, 2016. In evaluating the performance of the Fund, the Board noted how the Fund performed relative to returns of the index the Fund is designed to track and its peer group. In addition, the Board noted that it also had received and discussed at periodic intervals information comparing the Fund’s performance to that of the index it is designed to track and to a peer group of funds.
The Board noted that, although the Fund underperformed its index for the one-, three-, five- and ten-year periods ended December 31, 2016, such underperformance was primarily due to the Fund’s expenses. The Board further noted that, although the Fund was in the fourth quartile of its peer group for the annualized five-year period ended December 31, 2016, the Fund was in the third, second and second quartiles of its peer group for the annualized one-, three- and ten-year periods ended December 31, 2016, respectively (the first quartile being the best performers and the fourth quartile being the worst performers). Accordingly, the Board determined that it was satisfied with the investment performance of the Fund.
Costs and Profitability
The Board considered the costs of services provided by GWCM from its relationship with the Fund. The Board also reviewed an analysis of that information provided by the Independent Fee Consultant. With respect to the costs of services, the Board considered the structure and the level of the investment management fees and other expenses payable by the Fund. In this regard, the Board noted that, effective May 1, 2017, the structure of the investment management fee payable by the Fund will change to a new structure in which GWCM will no longer be responsible for paying the Fund’s operating expense as part of the investment management fee. The Board noted that commensurate with this new fee structure, GWCM’s investment management fee will decrease as much, or more than, the cost of the Fund’s operating expenses as of December 31, 2015 and that the operating expenses of the Fund will be paid directly by the Fund effective May 1, 2017, which should allow Fund shareholders to participate in potential economies of scale over time as the Fund’s assets grow and its expense ratio declines due to fixed operating expenses. In addition, the Board noted that GWCM has contractually agreed for a one-year renewable term, beginning May 1, 2017, to limit the fees and expenses of the Fund to the total expense ratio of the Fund as of December 31, 2015 and that in the future GWCM may only increase the expense limit with the approval of the Board. Finally, the Board noted that the materials provided for its review accounted for this change in fee structure.
In evaluating the management fee and total expense ratio of the Fund’s Institutional Class, the Board considered the fees payable by and the total expense ratios of a peer group of funds managed by other investment advisers, as determined by Broadridge, and of the entire Lipper peer universe. Specifically, the Board considered (i) the Fund’s management fee as provided in the Advisory Agreement (the “Contractual Management Fee”) in comparison to the contractual management fees of the peer group of funds, and (ii) the Fund’s total expense ratio in comparison to the peer group funds’ total expense ratios (in all cases, net of any waivers, if applicable). In addition, the Board considered the Fund’s total expense ratio in comparison to the average and median expense ratios for all funds in the peer group and peer universe.

Based on the information provided, the Board noted that the Fund’s Contractual Management Fee was lower than the average and the same as the median contractual management fees of its peer group of funds. The Board also noted that the Fund’s total annual operating expense ratio was lower than the average and the same as the median expense ratio of its peer group, lower than the average and median of its peer universe and in the third quartile of its peer group (with the first quartile being the lowest expenses and the fourth quartile being the highest expenses).
The Board also received information regarding the fees charged by GWCM to separate accounts and other products managed by GWCM and noted that GWCM does not manage other client accounts in the same investment style as the Fund.
The Board further considered the overall financial soundness of GWCM and the profits estimated to have been realized by GWCM and its affiliates. The Board reviewed the financial statements and profitability information from GWCM. In evaluating the information provided by GWCM, the Board noted that there is no recognized standard or uniform methodology for determining profitability for this purpose. The Board noted that there are limitations inherent in allocating costs and calculating profitability for an organization such as GWCM, and that it is difficult to make comparisons of profitability between advisers because comparative information is not generally publicly available. The Board also reviewed GWCM’s profitability information compared against the revenues of certain publicly-traded advisers to fund complexes, as well as an analysis provided by the Independent Fee Consultant related to the reasonableness of the complex level profits estimated to have been realized by GWCM as compared to such advisers. The Board considered that, while GWCM’s profitability is not unreasonable, profitability information is affected by numerous factors, including the adviser’s organization, capital structure and cost of capital, the types of funds it manages, its mix of business, and the adviser’s assumptions regarding allocations of revenue and expenses. Based on the information provided, the Board concluded that the costs of the services provided and the profits estimated to have been realized by GWCM and its affiliates were not unreasonable in relation to the nature, extent and quality of the services provided.
Economies of Scale
The Board considered the extent to which economies of scale may be realized as the Fund grows and whether current fee levels reflect these economies of scale for the benefit of investors. In evaluating economies of scale, the Board considered, among other things, the current level of management fees payable by the Fund, whether those fees include breakpoints, comparative fee information, the profitability and financial condition of GWCM, and the current level of Fund assets. Based on the information provided, the Board concluded that, although there were no current breakpoints in the management fee, any economies of scale currently being realized were appropriately being reflected in the management fee paid by the Fund.
Other Factors
The Board considered ancillary benefits derived or to be derived by GWCM from its relationship with the Fund as part of the total mix of information evaluated by the Board. The Board noted where services were provided to the Fund by affiliates of GWCM. The Board took into account the fact that the Fund is used as a funding vehicle under variable life and annuity contracts offered by insurance companies affiliated with GWCM and as a funding vehicle under retirement plans for which affiliates of GWCM may provide various retirement plan services. Additionally, the Board considered the extent to which GWCM’s parent company, Great-West Life and Annuity Insurance Company, and its affiliated insurance companies may receive benefits under the federal income tax laws with respect to tax deductions and credits. The Board concluded that the Fund’s management fees were reasonable, taking into account any ancillary benefits derived by GWCM.
Conclusion
Based upon all of the information considered and the conclusions reached, the Board determined that the terms of the Agreement continue to be reasonable and that the continuation of the Agreement is in the best interests of the Fund.

ITEM 2.	CODE OF ETHICS.
Not required in filing.
ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.
Not required in filing.
ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.
Not required in filing.
ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.
Not applicable.
ITEM 6.	INVESTMENTS.
(a)  The schedule is included as part of the report to shareholders filed under Item 1 of this Form.
(b)  Not applicable.
ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.
ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.
ITEM 9.	PURCHASE OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.
Not applicable.
ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.
There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors since the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K.
ITEM 11.	CONTROLS AND PROCEDURES.
(a)	The registrant's principal executive officer and principal financial officer have concluded, based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures provide reasonable assurance that material information required to be disclosed by the registrant in the report it files or submits on Form N-CSR is recorded, processed, summarized and reported, within the time periods specified in the commission's rules and forms and that such material information is accumulated and communicated to the registrant's management, including its principal executive officer and principal financial officer, as appropriate, in order to allow timely decisions regarding required disclosure.
(b)	The registrant's principal executive officer and principal financial officer are aware of no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.
ITEM 12.	EXHIBITS.
(a)	(1)	Not required in filing.
	(2)	A separate certification for each principal executive and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940 is attached hereto.
	(3)	Not applicable.
(b)	A separate certification for each principal executive and principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940 is attached hereto.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
GREAT-WEST FUNDS, INC.
By:	/s/ Mary C. Maiers

Mary C. Maiers
Chief Financial Officer & Treasurer
Date:August 28, 2017
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.
By:	/s/ Mary C. Maiers

Mary C. Maiers
Chief Financial Officer & Treasurer, performing the functions of the principal executive officer as of the date of this report on Form N-CSR
Date:August 28, 2017
By:	/s/ Mary C. Maiers

Mary C. Maiers
Chief Financial Officer & Treasurer
Date:August 28, 2017